   As filed with the Securities and Exchange Commission on February 12, 1999.


                                                Securities Act File No. 33-20333
                                        Investment Company Act File No. 811-5480
================================================================================


-----------------
OMB Number:            U.S. SECURITIES AND EXCHANGE COMMISSION
3235-0307                       WASHINGTON, D.C. 20549
Expires: 05/31/00                   _______________
Estimated average
Burden hours per                       FORM N-1A
response 212.80
-----------------
                                                                      _
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              | |
                                                                      -
                                                                      _
    Pre-Effective Amendment No.  __                                  | |
                                                                      -
                                                                      _
    Post-Effective Amendment No. 17                                  |X|
                                 __                                   -
                                       and
                                                                      _
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      | |
                                                                      -
                                                                      _
     Amendment No.   17                                              |X|
                     __                                               -


                        (CHECK APPROPRIATE BOX OR BOXES.)

                          CIGNA VARIABLE PRODUCTS GROUP
               (Exact Name of Registrant as Specified in Charter)


           100 FRONT STREET, SUITE 300, WORCESTER, MASSACHUSETTS 01601
               (Address of Principal Executive Offices)       (Zip Code)
                                 (860) 726-3700
               Registrant's Telephone Number, including Area Code

                   BRIAN D. WELLS, 100 FRONT STREET, SUITE 300
                         WORCESTER, MASSACHUSETTS 01601
                     (Name and Address of Agent for Service)


                                   CONTINUOUS
                 (Approximate Date of Proposed Public Offering)
                                _______________

It is proposed that this filing will become effective (check appropriate box):

      _
     | |    Immediately upon filing pursuant to paragraph (b)
      -
      _
     | |    on (date) pursuant to paragraph (b)
      -
      _
     |X|    60 days after filing pursuant to paragraph (a)(1)
      -
      _
     | |    on (date) pursuant to paragraph (a)(1)
      -
      _
     | |    75 days after filing pursuant to paragraph (a)(2)
      -
      _
     | |    on (date) pursuant to paragraph (a)(2) of rule 485.
      -

If appropriate, check the following box:

      _
     | |    This post-effective amendment designates a new effective date for a
      -     previously filed post-effective amendment.


Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended.
                                 _____________
PLEASE SEND COMMUNICATIONS TO:   JEFFREY S. WINER, ESQ.
                               C/O CIGNA INVESTMENTS, INC.
                    900 COTTAGE GROVE ROAD, S-215, HARTFORD, CT 06152-2215
                                     (860) 726-5576

CIGNA VARIABLE PRODUCTS GROUP






--------------------------------------------------------------------------------


Prospectus
May 1, 1999


CIGNA VARIABLE PRODUCTS MONEY MARKET FUND
CIGNA VARIABLE PRODUCTS INVESTMENT GRADE BOND FUND
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND

























The Securities and Exchange
Commission has not approved
or disapproved these
securities or determined
if this prospectus is accurate or
complete. Anyone who tells you
otherwise is committing a
crime.

                                TABLE OF CONTENTS

                                                                            PAGE


Summary.............  .........................................................1
Bar Charts and Performance Tables..............................................2
Fees and Expenses of the Funds.................................................4
Investment Information.........................................................5
Management of the Funds.......................................................13
Year 2000 Issues..............................................................13
Pricing of Shares.............................................................13
Purchase and Redemption of Shares.............................................14
Distributions and Federal Income Tax Considerations ..........................15
Financial Highlights..........................................................16

Shares of the funds offered by this prospectus are available and are being marketed exclusively as pooled funding vehicles for life insurance companies writing variable annuity contracts and variable life insurance contracts ("Variable Contracts") and for qualified retirement and pension plans ("Qualified Plans").

FUND INVESTMENT OBJECTIVES:
--------------------------

MONEY MARKET FUND:           To provide as high a level of current income as is
                             consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.

INVESTMENT GRADE BOND FUND:  To provide as high a level of current income as possible consistent with reasonable concern for safety of principal.

S&P 500 INDEX FUND:          To provide long-term growth of capital by investing
                             principally in common stocks.


PRINCIPAL INVESTMENT STRATEGIES
-------------------------------

MONEY MARKET FUND:           Invests exclusively in high-quality short-term
                             money market instruments.

INVESTMENT GRADE BOND FUND:  Invests primarily in fixed rate investment grade debt securities.

S&P 500 INDEX FUND:          Attempts to replicate the composition and total
                             return, reduced by Fund expenses, of the Standard &
                             Poor's 500 Composite Stock Price Index (S&P 500) by investing in common stocks of companies which make up the S&P 500.


PRINCIPAL RISKS OF INVESTING IN THE FUNDS
-----------------------------------------

MONEY MARKET FUND:            A major change in interest rates or a default on
                              the Fund's investments could cause the value of your investment in the Fund to change.

                              An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

INVESTMENT GRADE BOND FUND:   Interest Rate Risk - Changes in interest rates
                              could cause the value of your investment to change. The Investment Grade Bond Fund will be more sensitive to interest rate changes than the Money Market Fund since its bonds generally will have longer maturities.

                              Credit Risk - Defaults on the Fund's investments could also cause the value of your investment to change. Although the Investment Grade Bond Fund invests primarily in investment grade debt securities, there is a higher risk of default on the Fund's investments than with the Money Market Fund.

                              Prepayment Risk - Prepayment of the securities owned by the Fund can affect the value of your investment.

S&P 500 INDEX FUND:           The Fund is subject to market risk, which is the
                              possibility that common stock prices will decline, sometimes substantially, over short or extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

Loss of money is a risk of investing in any of the funds.

BAR CHARTS AND PERFORMANCE TABLES
The bar charts and tables shown below provide some indication of the risks of investing in the funds. The bar charts show changes in the performance of the funds' shares from year to year over the life of the funds. There is no bar chart or table for the Investment Grade Bond Fund because this fund does not have performance information for a full year.

The tables show how the funds' average annual returns for one, five and ten years compare to those of a broad measure of relevant market performance. A fund's past performance does not necessarily indicate how the Fund will perform in the future.


           [THE FOLLOWING INFORMATION APPEARS AS A BAR CHART GRAPHIC]

                    MONEY MARKET FUND - ANNUAL TOTAL RETURNS


                     4.18%          5.19%          5.14%

                     1996*          1997           1998


* Commenced operations March 1, 1996.  Returns shown for 1996 are unannualized.


During the period shown in the bar chart, the highest quarterly return was __% (for the quarter ended ____) and the lowest quarterly return was ___% (for the quarter ended ___).

AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 1998

                                      Past 1 year                Since Inception

Money Market Fund                        5.14%                         __%

3-Month U.S. Treasury bills              5.31%                         __%

The Money Market Fund's 7-day annualized yield as of December 31, 1998 was __%.



           [THE FOLLOWING INFORMATION APPEARS AS A BAR CHART GRAPHIC]

                    S&P 500 INDEX FUND - ANNUAL TOTAL RETURNS




29.22%  -3.99%  37.46%  3.59%   2.97%   0.67%   36.82%  22.48%  33.35%  28.6%

 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998


During the ten-year period shown in the bar chart, the highest quarterly return was __% (for the quarter ended ____) and the lowest quarterly return was ___% (for the quarter ended ___).

AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 1998

                            Past 1 year       Past 5 years       Past 10 years*

S&P 500 Index Fund              28.60%             __%               __%

S&P 500 Index                   28.57%             __%               __%



*Prior to November 1993 the S&P 500 Index Fund was actively managed.

FEES AND EXPENSES OF THE FUNDS
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

The table does not reflect charges and deductions which are or may be imposed under Variable Contracts or Qualified Plans. Please refer to the applicable Variable Contract prospectus or Qualified Plan documents for any additional charges.



                                                                                                   Investment
                                                                                      Money          Grade         S&P 500
                                                                                      Market         Bond            Index
SHAREHOLDER FEES                                                                      Fund           Fund             Fund
----------------                                                                      ----           ----             ----
(fees paid directly from your investments)

       Maximum sales charge (load) imposed on
          purchases (as a percentage of offering price)                              None            None             None
       Maximum deferred sales charge (load)
          (as a percentage of offering price)                                        None            None             None
       Redemption fee (as a percentage
          of amount redeemed)                                                        None            None             None
       Exchange fee                                                                  None            None             None

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

       Management fees                                                               0.35%          0.50%             .25%
       Distribution (12b-1) fees                                                     None           None              None
       Other expenses (before waivers)                                               0.38%          0.15%(1)          0.22%
                                                                                     -----          -------           -----
       Total Annual Fund Operating Expenses (before waivers)                          0.73%         0.65%             0.47%
       Waiver of Fund expenses (2)                                                   (0.23%)        (0.15%)           (0.22%)
                                                                                     -------        -------           ------
       Total Actual Fund Operating Expenses (after waivers) (2)                      0.50%          0.50%             0.25%



(1) These expenses are based on estimated amounts for the fiscal year ending December 31, 1999.

(2) CIGNA Investments has voluntarily agreed, until April 30, 2000, to waive management fees and reimburse the funds if and to the extent total annual fund operating expenses exceed 0.50% for the Money Market Fund and the Investment Grade Bond Fund, and 0.25% for the S&P 500 Index Fund. CIGNA Investments may agree to continue to waive management fees and reimburse expenses after April 30, 2000.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

The Example assumes that you invest $10,000 in the funds for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the funds' operating expenses are before waivers as shown in the table above and remain the same. The Example does not reflect charges and deductions which are or may be imposed under Variable Contracts or Qualified Plans. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


MONEY MARKET FUND
1 year                     3 years              5 years            10 years

$-------                   $-------             $-------           $--------

INVESTMENT GRADE BOND FUND
1 year                     3 years

$-------                   $-------

S&P 500 INDEX FUND
1 year                     3 years              5 years            10 years

$-------                   $-------             $-------           $--------

Taking into account CIGNA Investments' voluntary expense limitations described above, your costs would be:

MONEY MARKET FUND
1 year                     3 years               5 years             10 years

$-------                   $-------              $--------           $--------

INVESTMENT GRADE BOND FUND
1 year                     3 years

$-------                   $-------

S&P 500 INDEX FUND

1 year                     3 years               5 years             10 years

$--------                  $-------              $-------            $-------

INVESTMENT INFORMATION

MONEY MARKET FUND
INVESTMENT OBJECTIVE AND POLICIES

The fund's objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in short-term high quality money market instruments. The fund invests in money market instruments such as U.S. Government direct obligations and U.S. Government agencies' securities. In addition, the fund may invest in other money market instruments such as asset-backed securities, bankers' acceptances, certificates of deposit, commercial loan participations, repurchase agreements, time deposits and commercial paper, all of which will be denominated in U.S. dollars. Bankers' acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks. The fund purchases commercial paper primarily from U.S. issuers but may purchase this type of security from foreign issuers so long as it is denominated in U.S. dollars.

DESCRIPTION OF MONEY MARKET INSTRUMENTS

This is a description of the primary types of money market instruments the fund will own:

U.S. GOVERNMENT DIRECT OBLIGATIONS - Obligations issued by the U.S. Treasury.

U.S. GOVERNMENT AGENCIES SECURITIES - The U.S. Government has established certain Federal agencies such as the Government National Mortgage Association as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury.

ASSET-BACKED SECURITIES - include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent on the cash flows generated by the assets backing the securities.

CERTIFICATES OF DEPOSIT - A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of Funds and normally can be traded in the secondary market, prior to maturity.

COMMERCIAL PAPER - The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

COMMERCIAL LOAN PARTICIPATIONS - Participating interests in loans made by a bank, or a syndicate of banks represented by an agent bank, to corporate borrowers. Loan participations may extend for the entire term of the loan or may extend only for short "strips" that correspond to stated payments on the underlying loan. The loans underlying such participations may be secured or unsecured, and the Fund may invest in loans collateralized by mortgages on real property.

REPURCHASE AGREEMENTS - A repurchase agreement is a contract where the seller of securities (limited to U.S. Government securities, including securities issued or guaranteed by the U.S. Treasury or the various agencies and instrumentalities of the U.S. Government) agrees to repurchase the securities at a specified price on a future date determined by negotiations. The repurchase agreement may be considered a loan by a Fund to the issuer of the agreement, a bank or securities dealer, with the U.S. Government securities serving as collateral for the loan.

VARIABLE AND FLOATING RATE INSTRUMENTS - Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic banks or corporations, may carry variable or floating rates of interest. These instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index.

OPERATIONAL POLICIES

The fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and the Statement of Additional Information, in order to comply with applicable laws and regulations governing money market funds, including the provisions of and regulations under the Investment Company Act of 1940 (the 1940
Act). In particular, the fund intends to comply with the various requirements of Rule 2a-7 of the 1940 Act, which regulates portfolio maturity, quality and diversification. For example, the fund will limit its investments to securities with effective remaining maturities of 397 days or less and will maintain a dollar-weighted average maturity of 90 days or less. The fund will determine the effective remaining maturity of its investments according to Rule 2a-7.

Pursuant to procedures adopted by the fund's Board of Trustees, the fund may purchase only high quality securities that CIGNA Investments, Inc., the fund's adviser (CIGNA Investments) believes present minimal credit risks. To be considered high quality, a security must be a U.S. Government security or must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security) or, if unrated, judged to be of equivalent quality by CIGNA Investments.

High quality securities are divided into "first tier" and "second tier" securities. First tier securities have received the highest rating (e.g. Standard & Poor's Corporation's ("S&P") A-1 rating) from at least two rating services (or one, if only one has rated the security). Second tier securities have received ratings within the two highest categories (e.g., S&P's A-1 or A-2) from at least two rating services (or one, if only one has rated the security), but do not qualify as first tier securities. If a security has been assigned different ratings by different rating services, at least two rating services must have assigned the highest of the ratings in order for CIGNA Investments to determine eligibility on the basis of that highest rating. Based on procedures adopted by the Board of Trustees, CIGNA Investments may determine that an unrated security is of equivalent quality to a rated first or second tier security.

The fund may not invest more than 5% of its total assets in second tier securities. In addition, the fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.

The fund may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders.

INVESTMENT GRADE BOND FUND
INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RELATED RISKS

The fund's objective is to provide as high a level of current income as possible consistent with reasonable concern for safety of principal. The fund intends to achieve this objective by investing primarily in fixed rate investment grade debt securities. The fund will consider a security to be investment grade as long as at least one nationally recognized statistical rating organization (such as Moody's or S&P) rates the security investment grade. Under normal market conditions, the Fund will invest at least 65% of its assets in these securities. The fund invests in a diversified portfolio of marketable debt securities. In addition, the assets of the fund may be invested in obligations of, or guaranteed by, U.S. banks or bank holding companies that are considered by CIGNA Investments to be investment grade or better and money market instruments eligible for purchase by the Money Market Fund.

The Investment Grade Bond Fund also may invest up to 20% of its assets in other fixed-income securities, including convertible bonds and preferred stocks, and in common stocks and similar equity securities when they are acquired as parts of units with fixed-income securities (including warrants or rights to purchase equity investments) or upon exercise of such warrants or rights or upon the conversion of convertible bonds.

The fund may invest up to 40% of its assets in foreign entities of which up to 25% may be payable in foreign currencies and traded abroad. Purchases of foreign securities payable in foreign currencies will be affected either favorably or unfavorably by changes in the value of the foreign currencies against the U.S. dollar. Investing in foreign securities payable in foreign currencies carries increased risk to the Fund.

The fund's assets may include securities that have been purchased on a when-issued or delayed-delivery basis. Delivery and payment for these securities could take place a month or more after the date of the transaction, during which time the value of the purchase commitment will fluctuate with the market for comparable securities. However, both the payment and interest terms of the securities are fixed at the time the Fund makes a commitment to purchase the securities. The Fund makes these commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if it is deemed advisable for investment reasons.

The fund may invest up to 20% of its assets in debt securities of less than investment grade (i.e., securities rated Ba/BB or below by Moody's and S&P). These securities are commonly referred to as junk bonds.

The Investment Grade Bond Fund pursues its goals by investing primarily in fixed rate investment grade debt securities, and to a lesser degree, in convertible bonds and preferred stocks. These investments are commonly known as fixed-income investments.

* FIXED-INCOME INVESTMENTS - RISKS IN GENERAL. The value of a fixed-income investment may fall as a result of factors directly relating to the company issuing the investment, such as decisions made by its management or a reduction in its credit rating. An investment's value may also fall because of factors affecting many companies, such as increased production costs. The value of an investment may also be affected by general changes in financial market conditions, such as changing interest rates or currency exchange rates.

* INTEREST RATE RISK. The values of fixed-income investments usually rise and fall in response to changes in interest rates. Declining interest rates generally raise the value of existing fixed-income investments, and rising interest rates generally lower the value of existing fixed-income investments. Changes in the values of fixed-income investments usually will not affect the amount of income a fund receives from
                                        8
them, but will affect the value of the fund's shares. Interest rate risk is often greater for investments with longer maturities.

* PREPAYMENT RISK. Many types of debt securities, including mortgage securities and asset-backed securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can prepay principal prior to the security's maturity. If an investment were to be prepaid during a time of declining interest rates, a fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. In addition, the potential impact of prepayment features on the price of a debt security may be difficult to predict and result in greater volatility.

* CREDIT RISK. Investors normally expect to be compensated in proportion to the risk they assume. Fixed- income investments of companies with poor credit usually offer higher yields than those of companies with better credit. Higher-rated investments generally offer lower-credit risk, but not necessarily lower interest rate risk. The value of a higher-rated investment still fluctuates in response to changes in interest rates. The funds may at times invest in "zero coupon" bonds and "payment-in-kind" bonds. Zero coupon bonds are issued at less than face value and make payments of interest only at maturity rather than at intervals during the life of the bond. Payment-in-kind bonds give the issuing company the option to make interest payments in additional bonds rather than in cash. Both kinds of bonds allow a company to avoid generating cash to make current interest payments. These bonds therefore involve greater credit risk and are typically subject to greater price fluctuations than bonds that pay current interest in cash.

Up to 20% of the Investment Grade Bond Fund's investments may be in below investment grade securities. Fixed-income investments rated BB or lower by Standard & Poor's (or its equivalent) are considered below investment grade and are commonly known as "junk bonds." The lower ratings of these investments reflect a greater possibility that the issuing companies may be unable to make timely payments of interest and principal and thus default. There may be an increased risk of default in adverse economic conditions. If this happens, or is perceived as likely to happen, the values of those investments will usually drop. A default or expected default could also make it difficult for a fund to sell the investments at prices approximating the values the fund had previously placed on them. Because junk bonds are traded mainly by institutions, they usually have a limited market, which may at times make it difficult for the fund to establish their fair value. Credit ratings are based largely on the issuing company's historical financial condition and the rating agencies' investment analysis at the time of purchase. The rating assigned to any particular investment does not necessarily reflect the issuing company's current financial condition and does not reflect an assessment of an investment's volatility or liquidity.

* NON-U.S. INVESTMENTS. Non-U.S. investments involve certain special risks. For example, their values may drop in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, or economic and financial instability. In addition, the liquidity of these investments may be more limited than domestic investments, which means a fund may at times be unable to sell them at desirable prices. Non-U.S. settlement procedures may also involve additional risks. These risks are generally greater in the case of "emerging markets" that typically have less developed legal and financial systems. Certain of these risks may also apply to some extent to domestic investments that are denominated in foreign currencies or that are traded in foreign markets, or to investments in U.S. companies that have significant foreign operations.

* SMALLER COMPANIES. The Investment Grade Bond Fund may invest in small and relatively less well-known companies with market capitalizations of less than $1 billion. These companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, less experienced management group. Investments in smaller companies may trade less frequently and in limited volume, and their prices may fluctuate more than investments in other companies. These investments may therefore be more vulnerable to adverse developments.

* ILLIQUID INVESTMENTS. CIGNA Investments believes that opportunities to earn high yields may exist in investments that are not liquid and that may be considered speculative. The sale of these investments is usually restricted or limited by law, which may mean that the fund will not be able to sell them when CIGNA Investments considers it is desirable to do so or may be able to sell them only at less than their market value. The Investment Grade Bond Fund may invest up to 15% of its assets in illiquid investments.

* FREQUENT TRADING. The fund may buy and sell investments relatively often, which involves higher expenses, including brokerage commissions, and may increase the amount of taxes payable by shareholders.

PRIOR PERFORMANCE OF A FUND SIMILAR TO THE INVESTMENT GRADE BOND FUND

Because the Investment Grade Bond Fund commenced operation in April 1999 it has no reportable operating history and performance. The Investment Grade Bond Fund is modeled after an existing mutual fund, the CIGNA Income Fund, managed by CIGNA Investments and having investment objectives and policies substantially similar to the Investment Grade Bond Fund. The portfolio manager for both the Investment Grade Bond Fund and the Income Fund is Thomas R. Foley. Mr. Foley has been the portfolio manager of the Income Fund and has been primarily responsible for its day-to-day management since July 1991. Prior to that, the Income Fund's portfolio manager was Gary Brown. The Income Fund was established on _____________. As of December 31, 1998, its net assets were $1,336,000 and its sole shareholder was Connecticut General Life Insurance Company.

Below you will find performance information for the Income Fund. Although the Investment Grade Bond Fund has substantially similar investment objectives and policies and the same portfolio manager as the Income Fund, you should not assume that the Investment Grade Bond Fund will have the same future performance as the Income Fund. For example, the Investment Grade Bond Fund's future performance may be greater or less than the performance of the Income Fund due to, among other things, differences in expenses, asset sizes and cash flow (particularly, the small size and infrequent purchase and redemption activity of the Income Fund).

                    INCOME FUND - AVERAGE ANNUAL TOTAL RETURN
                    -----------------------------------------

        1 YR.              3 YRS.            5 YRS.            10 YRS.
        -----              ------            ------            -------
        9.26%              6.51%             6.35%               8.98%


                        INCOME FUND - TOTAL RETURN
                        ---------------------------
                         1998                9.26%
                         1997                9.10%
                         1996                1.36%
                         1995               16.21%
                         1994               -3.12%
                         1993               13.36%
                         1992                7.08%
                         1991               17.94%
                         1990                6.15%
                         1989               14.29%

These performance figures are based on the Income Fund's actual investment performance, after deduction of operating expenses. CIGNA Investments has, throughout the existence of the Income Fund, voluntarily agreed to waive management fees and reimburse the Income Fund if and to the extent its total annual fund operating expenses exceeded 1.00%. If CIGNA Investments had not done so, the Income Fund's performance would be lower than the performance figures shown above.


S&P 500 INDEX FUND
INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RELATED RISKS

The primary objective of the fund is long-term growth of capital by investing principally in common stocks. The fund will seek to fulfill this objective by attempting to replicate the composition and total return, reduced by fund expenses, of the S&P 500. Under normal conditions, the fund will invest at least 80% of its total assets in equity securities of companies which compose the S&P 500.

The S&P 500 includes 500 selected common stocks, most of which are listed on the New York Stock Exchange. Each stock in the Index has a unique weighting, depending on the number of shares outstanding and its current price. The 500 stocks in the S&P 500 are chosen by Standard & Poor's based on industry representation, liquidity and stability. The stocks in the S&P 500 are not the 500 largest companies. Rather, the Index is designed to capture the returns of many different sectors of the U.S. economy.

The fund is subject to market risk -- i.e., the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

While the fund seeks to match the performance of the S&P 500, its stock portfolio performance may not match that of the S&P 500 exactly. For example, the fund's performance will reflect deductions for advisory fees and other expenses that are not deducted from the performance figures reported for the S&P
500. In addition, while CIGNA Investments generally will seek to match the composition of the S&P 500 as closely as possible, it may not always invest the fund's stock portfolio to mirror the S&P 500 exactly. for instance, the fund may at times have its portfolio weighted differently from the S&P 500 because of the difficulty and expense of executing relatively small stock transactions. Under normal conditions, the fund anticipates holding at least 480 of the S&P 500 issues at all times.

The fund may also invest in stock index futures contracts and related options and in certain short-term fixed income securities (including variable and floating rate instruments or demand instruments) such as Money Market Fund shares, certificates of deposit, commercial paper, commercial loan participations, bankers' acceptances, U.S. Government obligations and repurchase agreements, pending investment in common stocks of companies in the S&P 500 or to meet anticipated short-term cash needs such as dividend payments or redemptions of shares. The percentage of the fund's assets invested in various types of securities will vary in light of existing economic conditions and other factors as determined by CIGNA Investments. Except in extraordinary circumstances, the fund will not invest in short-term fixed income securities or hold assets in cash for temporary, defensive purposes.

The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the record or beneficial owners of shares of the fund or any member of the public regarding the advisability of investing in securities generally, or in the fund particularly, or the ability of the S&P 500 to track general stock market performance. S&P's only relationship to CIGNA Investments or the fund is the licensing of certain trademarks and trade names of S&P and of the

S&P 500 which is determined, composed and calculated by S&P without regard to CIGNA Investments or the fund. S&P has no obligation to take the needs of CIGNA Investments or the fund or the record or beneficial owners of the fund into consideration in determining, composing or calculating the S&P 500. S&P is not responsible for and has not participated in the valuation of the fund or the pricing of the fund's shares or in the determination or calculation of the equation by which the fund's portfolio investments are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY CIGNA INVESTMENTS, RECORD OR BENEFICIAL OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

TEMPORARY, DEFENSIVE POSITIONS. The Investment Grade Bond Fund and S&P 500 Index Fund may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies by investing in short-term fixed income securities in attempting to respond to adverse market, economic, political or other conditions. If a fund takes a temporary defensive position it may not achieve its investment objective.

CHANGES IN POLICIES. The funds' Trustees may change the funds' goals, investment strategies and other policies without shareholder approval, except as otherwise indicated.

MANAGEMENT OF THE FUNDS

The investment adviser to the funds is CIGNA Investments, an indirect, wholly-owned subsidiary of CIGNA Corporation. CIGNA Investments also serves as investment adviser for other investment companies, and for a number of pension, advisory, corporate and other accounts. CIGNA Investments and other affiliates of CIGNA Corporation manage combined assets of approximately $63 billion. CIGNA Investments' mailing address is 900 Cottage Grove Road, Hartford, Connecticut 06152.

Pursuant to a Master Investment Advisory Agreement, CIGNA Investments manages the investment and reinvestment of the assets of the funds.

Subject to the control and periodic review of the Board of Trustees, CIGNA Investments determines what investments shall be purchased, held, sold or exchanged by the funds. CIGNA Investments is also responsible for overall management of the business affairs of the funds.

As full compensation for the investment management and all other services rendered by CIGNA Investments, the funds paid CIGNA Investments the following amounts for calendar year 1998: $________ for the Money Market Fund; and $________ for the S&P 500 Index Fund. CIGNA Investment's fee for managing the funds, as a percentage of each fund's average daily net assets, is as follows:

         Money Market Fund                     -     0.35%
         Investment Grade Bond Fund            -     0.50%
         S&P 500 Index Fund                    -     0.25%

Thomas R. Foley has had primary responsibility for the day-to-day management of the Investment Grade Bond Fund since its inception. He has been a Managing Director of CIGNA Investments since 1995, and before that was a Vice President.

YEAR 2000 ISSUES. The funds could be adversely affected if the computer systems used by CIGNA Investments and the funds' other service providers do not properly process and calculate date-related information relating to the end of this century and the beginning of the next. While year 2000-related computer problems could have a negative effect on the funds, both in their operations and in their investments, CIGNA Investments is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. No assurances, though, can be provided that the funds will not be adversely impacted by these matters.

PRICING OF SHARES

The price of fund shares is based on each fund's net asset value. The funds' custodian, State Street Bank and Trust Company ("State Street") calculates the net asset value of each fund by dividing the number of outstanding shares of the fund into the net assets of the fund. Net assets are the excess of a fund's assets over its liabilities. Net asset value is determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for trading.

The Investment Grade Bond and S&P 500 Index funds value their investments for which market quotations are readily available at market value. They value short-term investments that will mature within 60 days at amortized cost, which approximates market value. They value all other investments and assets at their fair value. The funds translate prices for their investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value.

The Money Market Fund's investments are valued at amortized cost, which approximates market value, in accordance with rules adopted by the Securities and Exchange Commission. Using the amortized cost valuation method allows the Money Market Fund to maintain its net asset value at $1.00 per share. There is no assurance that this method will always be used, or if used, that the net asset value under certain conditions will not deviate from $1.00 per share. If the Board of Trustees deems it inadvisable to continue the practice of maintaining the net asset value of $1.00 per share it may alter this procedure. The fund will notify shareholders prior to any change, unless the change is only temporary, in which case the shareholders will be notified after the change.

PURCHASE AND REDEMPTION OF SHARES

Shares may be purchased only by Eligible Purchasers. Eligible Purchasers are limited to: (1) those separate accounts established by life insurance companies that serve as the underlying investment vehicles for Variable Contracts; and (2) Qualified Plans. Shares may not be purchased by individuals or by the general public. The Board of Trustees of CIGNA Variable Products Group may broaden or limit the definition of Eligible Purchasers. Purchase of shares is subject to acceptance by each fund. Fund shares are sold exclusively to and redeemed by Eligible Purchasers on a continuous basis.

Purchase and redemption orders received by life insurance companies and Qualified Plans on a given business day from their Variable Contract owners or Qualified Plan participants, as the case may be, will be effected at the net asset value of the applicable fund on that business day if the orders are received by a fund in proper form and in accordance with applicable requirements on the next business day. It is each Eligible Purchaser's responsibility to properly transmit purchase and redemption orders and payments in accordance with applicable requirements. Individuals may not place orders directly with a fund. The funds do not issue share certificates. Please refer to the prospectus of your life insurance company's Variable Contract or Qualified Plan documents for information on how to invest in a fund.

Investments by Eligible Purchasers in a fund are expressed in terms of full and fractional shares of a fund. All investments in a fund are credited to an Eligible Purchaser's account immediately upon acceptance of the investment by the fund.

The offering of shares of any fund may be suspended for a period of time and each fund reserves the right to reject any specific purchase order. Purchase orders may be refused if, in CIGNA Investment's opinion, they would disrupt the management of a fund.

Each fund normally pays for shares redeemed within seven days after the life insurance company that issued the Variable Contract or the Qualified Plan receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when:

-    the NYSE closes for other than weekends and holidays
-    the SEC restricts trading on the NYSE;
- the SEC determines that an emergency exists, so that a fund's (1) disposal of investment securities, or (2) determination of net asset value, is not reasonably practicable; or

-    the SEC permits, by order, for the protection of fund shareholders.

CIGNA Variable Products Group does not foresee any disadvantage to Variable Contract owners arising out of the fact that the Trust offers its shares for products offered by life insurance companies which may or may not be affiliated with each other or that is offers its shares to Qualified Plans. Nevertheless, the CIGNA Variable Products Group Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise between Variable Contract owners and participants under Qualified Plans and to determine what action, if any, should be taken in response. If a conflict were to occur, one or more life insurance company separate accounts or Qualified Plans might withdraw its investment in a fund. This might force the fund to sell portfolio securities at disadvantageous prices.

DISTRIBUTIONS AND FEDERAL INCOME TAX CONSIDERATIONS

Each fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year. A fund may distribute net realized capital gains only once a year. Each fund pays these distributions to the life insurance company issuing the Variable Contract or the Qualified Plan, which automatically reinvest the distributions in additional fund shares at no charge.

Each fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). The Code relieves a regulated investment company from certain Federal income tax and excise tax, if the company distributes substantially all of its net investment income and net realized capital gains. See the SAI for a more complete discussion.

Each fund must meet asset diversification requirements under Section 817(h) of the Code and the related regulation of the United States Treasury Department. Each fund intends to comply with these diversification requirements.

The sole shareholders of the funds are life insurance companies issuing Variable Contracts and Qualified Plans. Consequently, this prospectus does not discuss the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to owners of Variable Contracts and Qualified Plan participants, including the failure of a fund to meet the diversification requirements discussed above, see the Prospectus for the Variable Contract or your Qualified Plan documents.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the funds' financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the annual report which is available upon request.


  [FINANCIAL HIGHLIGHTS FOR MONEY MARKET FUND AND S&P 500 INDEX FUND TO BE
   INSERTED]

For investors who want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the funds' investments is available in each fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the funds by contacting the funds at:

     CIGNA Variable Products Group
     900 Cottage Grove Road
     Hartford, CT  06152-2210
     Telephone:  1-800-________

You can review and copy the funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, DC 20549-6009.

Free from the Commission's Internet website at http://www.sec.gov.

Information on the operation of the public reference room may be obtained by calling the Commission at: 1-800-SEC-0330.


                    CIGNA VARIABLE PRODUCTS GROUP

                    CIGNA VARIABLE PRODUCTS MONEY MARKET FUND
                    CIGNA VARIABLE PRODUCTS INVESTMENT GRADE BOND FUND CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND


                                           (Investment
                                           Company Act
                                           file no. 811-1646)

           C I G N A   V A R I A B L E   P R O D U C T S   G R O U P
          ------------------------------------------------------------
                    CIGNA Variable Products Money Market Fund
               CIGNA Variable Products Investment Grade Bond Fund
                   CIGNA Variable Products S&P 500 Index Fund


     S T A T E M E N T   O F   A D D I T I O N A L   I N F O R M A T I O N

                              M A Y   1,   1 9 9 9



==============================================================================


This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectus for CIGNA Variable Products Group, (the series of CIGNA Variable Products Group are referred to as the "Funds" and each separately as a "Fund"), having the same date as the date of this Statement of Additional Information. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. No investment in shares of any of the Funds should be made without first reading the prospectus for the Funds. A copy of the prospectus for the Funds may be obtained from CIGNA Variable Products Group c/o CIGNA Investments, 900 Cottage Grove Road, S-210, Hartford, CT 06152-2210.

The financial statements for each of the Funds of CIGNA Variable Products Group for fiscal year ended December 31, 1998 as contained in the Annual Reports to Shareholders dated December 31, 1998, are hereby incorporated by reference into this Statement of Additional Information. The financial statements for the fiscal year ended December 31, 1998 have been examined by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is incorporated herein by reference. The Shareholder Reports are available, without charge, upon request, by calling 1-800-________.

The financial statements of the Funds will be delivered with this Statement of Additional Information.

                                TABLE OF CONTENTS
                                -----------------


                                                            PAGE
                                                             ----
 General Information About the Funds......................... 3
 -----------------------------------

 The Funds, Their Investment Objectives and Policies......... 4
 ---------------------------------------------------

 Investment Grade Bond Fund.................................. 6
 --------------------------

 Investment Grade Bond Fund - Risk Factors................... 8
 -----------------------------------------

 S&P 500 Index Fund.......................................... 9
 ------------------

 Matters Relating to All Funds............................... 9
 -----------------------------

 Investment Restrictions.................................... 18
 -----------------------

 Tax Matters................................................ 20
 -----------

 Activities Of Affiliated Companies......................... 22
 ----------------------------------

 Control Persons and Principal Holders of Securities........ 22
 ---------------------------------------------------

 Management of the Funds.................................... 22
 -----------------------

 Investment Advisory and Other Services..................... 25
 --------------------------------------

 Portfolio Turnover and Brokerage Allocation................ 28
 -------------------------------------------

 Capital Stock.............................................  30
 -------------

 Performance Information.................................... 31
 -----------------------

 Purchase, Redemption and Pricing of Securities............. 34
 ----------------------------------------------

 Dividends.................................................. 35
 ---------

 Limitation on Transfers.................................... 35
 -----------------------

 Ratings of Securities...................................... 35
 ---------------------

GENERAL INFORMATION ABOUT THE FUNDS
-----------------------------------

The Trust offers three series portfolios or Funds for sale:

Money Market Fund
Investment Grade Bond Fund
S&P 500 Index Fund
__________________

Prior to January 2, 1996 the sole series of the Trust was the S&P 500 Index Fund, which was formerly known as Companion Fund. The Money Market Fund was added to the Trust on January 2, 1996 and the Investment Grade Bond Fund was added and commenced operation in April 1999.

Prior to November 9, 1993, Companion Fund sought to fulfill its investment objective through an active management strategy, investing primarily in common stocks of established medium to large-size companies selected by CIGNA Investments, Inc. ("CIGNA Investments"), its investment adviser, as having prospects for above-average earnings growth. On that date, at the request of Connecticut General Life Insurance Company ("CG Life") (which on its own behalf and through its separate accounts was the Fund's sole shareholder), the Board of Trustees of the Trust authorized CIGNA Investments to change Companion Fund's investment strategy to the indexation approach described in the prospectus.

CIGNA Variable Products Group is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, and was organized as a Massachusetts business trust pursuant to a Master Trust Agreement dated February 4, 1988. On April 26, 1988, the Trust acquired the assets and liabilities of Companion Fund, a series of shares of CIGNA Annuity Funds Group (n/k/a CIGNA Funds Group). As mentioned above, Companion Fund is now known as the S&P 500 Index Fund. Under the Master Trust Agreement, the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

Each Fund is a separate series of the Trust. The assets received by the Trust from the issue or sale of shares of each of the Funds, and all income, earnings, profits and proceeds thereof, are specifically allocated to the appropriate Fund, subject only to the rights of creditors. They constitute the underlying assets of each of Fund, are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

Each share of each Fund represents an equal, proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Upon any liquidation of the Trust, shareholders of a Fund are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

THE FUNDS, THEIR INVESTMENT OBJECTIVES AND POLICIES
---------------------------------------------------

CLASSIFICATION
--------------

The Funds are diversified, open-end management investment companies.

INVESTMENT STRATEGIES AND RISKS
-------------------------------

MONEY MARKET FUND
-----------------

The types of money market instruments in which the Money Market Fund presently invests are listed in the prospectus and in this Statement of Additional Information. If the Trustees determine that it may be advantageous to invest in other types of money market instruments, the Money Market Fund may invest in such instruments, if it is permitted to do so by its investment objective, policies and restrictions.

OBLIGATIONS OF DEPOSITORY INSTITUTIONS AND COMMERCIAL PAPER OF FOREIGN ISSUERS. As discussed in the Prospectus, the Money Market Fund may invest in U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including commercial and savings banks and savings and loan associations. The obligations may be issued by U.S. or foreign depository institutions, foreign branches or subsidiaries of U.S. depository institutions ("Eurodollar" obligations), U.S. branches or subsidiaries of foreign depository institutions ("Yankeedollar" obligations) or foreign branches or subsidiaries of foreign depository institutions. Obligations of foreign depository institutions, their branches and subsidiaries, and Eurodollar and Yankeedollar obligations may involve additional investment risks compared to the risks of obligations of U.S. institutions. Such investment risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer regulatory requirements than are applicable to U.S. banks. Foreign depository institutions, their branches or subsidiaries, and foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a foreign bank or a branch or subsidiary of a foreign bank than about a U.S. institution, and such branches or subsidiaries may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of foreign depository and Eurodollar obligations may be held outside of the United States and the Fund may be subject to the risks associated with the holding of such property overseas. Foreign depository and Eurodollar obligations of the Fund held overseas will be held by foreign branches of the custodian for the Fund's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940, as amended (the "1940

Act"). CIGNA Investments will consider the above factors in making investments in foreign depository, Eurodollar and Yankeedollar obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Fund will limit its foreign depository and Yankeedollar investments to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other western industrialized nations. As discussed in the prospectus, the Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. These investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described above in connection with investments in Eurodollar and Yankeedollar obligations and obligations of foreign depository institutions and their foreign branches and subsidiaries.

RATING AGENCIES. The Money Market Fund's investments in short-term corporate debt and bank money instruments will be rated, or will be issued by issuers who have been rated, in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, will be of comparable quality as determined by the Trustees of the Trust. The Money Market Fund's investments in corporate bonds and debentures (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers who have received from an NRSRO a rating with respect to a class of short-term debt obligations that is comparable in priority and security with the investment in one of the two highest rating categories for short-term obligations or if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently, there are six
NRSROs: Duff and Phelps Inc., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Thompson BankWatch, Inc., Moody's Investors Service Inc. and Standard & Poor's Rating Group.

The rating applied to a security at the time the security is purchased by the Fund may be changed while the Fund holds such security in its portfolio. This change may affect, but will not necessarily compel, a decision to dispose of a security. If the major rating services used by the Fund were to alter their standards or systems for rating, the Fund would then employ ratings under the revised standards or systems that would be comparable to those specified in its current investment objective, policies and restrictions.

RULE 2A-7. The Board of Trustees has established procedures in compliance with Rule 2a-7 under the 1940 Act that include reviews of portfolio holdings by the Trustees at such intervals as they may deem appropriate to determine whether net asset value of the Money Market Funds, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether this deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that a deviation having this result exists, they intend to take such corrective action as they deem necessary and appropriate, including the sale of portfolio instruments prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share by using available market quotations; in which case, the net asset value could possibly be greater or less than $1.00 per share. If the Trustees deem it inadvisable to continue the practice of maintaining the net asset value at $1.00 per share, they may alter this procedure. The shareholders of the Fund will be notified promptly after any such change.

Any increase in the value of a shareholder's investment in the Money Market Fund resulting from the reinvestment of dividend income is reflected by an increase in the number of shares in the shareholder's account.

INVESTMENT GRADE BOND FUND
--------------------------

In pursuing its investment objective, the Investment Grade Bond Fund will principally invest in the following types of interest-bearing securities:

      (1) Marketable debt securities that are rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard & Poor's Corporation (AAA, AA, A or BBB).

      (2)     U.S. Government securities, as described below.

      (3) Obligations of, or guaranteed by, U.S. banks or bank holding companies, which obligations are considered by CIGNA Investments to have investment qualities comparable to securities which may be purchased under Item (1) above, although there can be no assurance that these obligations shall have such qualities.

      (4) Money market instruments eligible for purchase by the Money Market Fund, which instruments are considered by CIGNA Investments to have investment qualities comparable to securities which may be purchased under Item (1) above, although there can be no assurance that said obligations shall have such qualities.

      (5) Marketable securities (payable in U.S. dollars) of, or guaranteed by, the Government of Canada or of a Province of Canada or any instrumentality or political subdivision thereof.

The balance of the Investment Grade Bond Fund's assets may be invested in other fixed-income securities, including straight debt and convertible debt securities and preferred stock. Investment positions may be held in common stock and similar equity securities (including warrants or rights to purchase equity investments as described below) when they are acquired as parts of units with fixed-income securities or upon exercise of such warrants or rights or upon the conversion of such securities. The Investment Grade Bond Fund also may purchase and sell interest rate futures contracts and purchase options on futures contracts as described under "Futures Contracts" and "Options on Futures Contracts."

U.S. Government securities include a variety of securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S.

Treasury, by various agencies of the U.S. Government or by various instrumentalities that have been established or sponsored by the U.S. Government. Treasury securities include Treasury bills, Treasury notes and Treasury bonds. Treasury bills have a maturity of one year or less; Treasury notes have maturities of one to ten years; Treasury bonds generally have a maturity of greater than ten years. The Federal agencies established as instrumentalities of the U.S. Government to supervise and finance certain types of activities include the Federal Home Loan Banks, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Land Banks, the Small Business Administration, the Export-Import Bank, the Federal Intermediate Credit Banks and the Bank for Cooperatives.

U.S. Government securities may take the form of participation interests in, and may be evidenced by, deposit or safekeeping receipts. Participation interests are pro rata interests in U.S. Government securities such as interests in pools of mortgages sold by the Government National Mortgage Association; instruments evidencing deposit or safekeeping are documentary receipts for such original securities held in custody by others.

U.S. Government obligations, including those that are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. Some securities issued by Federal agencies or instrumentalities are only supported by the credit of the agency or instrumentality (such as the Federal Home Loan Banks) while others have an additional line of credit with the U.S. Treasury (such as the Federal National Mortgage Association). Certain securities issued by Federal agencies or instrumentalities backed by the full faith and credit of the U.S. Government include those issued by the Government National Mortgage Association and the Small Business Administration. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Warrants are, in effect, longer term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus its exercise price, thus resulting in a profit. However, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant.

Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing unseasoned companies. The purchase price varies with the security, the life of the warrant and various other investment factors. Investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets.

Considerations of liquidity and preservation of capital mean that the Investment Grade Bond Fund may not necessarily invest in instruments paying the highest available yield at a particular time. This Fund may, consistent with its investment objective, attempt to maximize yields by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. This Fund will also invest to take advantage of what are believed to be temporary disparities in the yields of the different segments of the market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be held by this Fund, may result in frequent changes in portfolio holdings. There usually are no brokerage commissions as such paid in connection with the purchase of securities of the type in which this Fund may invest. See "Brokerage Allocation" for a discussion of underwriters' commissions and dealers' spreads involved in the purchase and sale of portfolio securities.

INVESTMENT GRADE BOND FUND:  RISK FACTORS
-----------------------------------------

As noted in the prospectus, the Investment Grade Bond Fund may invest up to 20% of its assets in debt securities of less than investment grade (i.e., securities rated Ba/BB or below by Moody's and S&P). Such securities are often referred to as high yield or junk bonds and are typically considered "high risk" securities. High yield bonds may be subject to certain risk factors to which other securities are not subject to the same degree. An economic downturn tends to disrupt the market for high yield bonds and adversely effect their values. Such an economic downturn may be expected to result in increased price volatility of high yield bonds and of the value of the Fund's shares, and an increase in issuers' defaults on such bonds.

Also, issuers of high yield bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, the high yield securities in which a Fund invest are subordinated to the prior payment of senior indebtedness, thus potentially limiting the Fund's ability to recover full principal or to receive payments when senior securities are in default. When the secondary market for high yield bonds becomes increasingly illiquid, or in the absence of readily available market quotations for high yield bonds, the relative lack of reliable, objective data makes the responsibility of the Trustees to value the Fund's securities more difficult, and judgement plays a greater role in the valuation of portfolio securities. Also, increased illiquidity of the high yield bond market may affect the Fund's ability to dispose of portfolio securities at a desirable price.

The credit rating of a security does not necessarily address its market value risk. Also, ratings may from time to time, be changed to reflect developments in the issuer's financial condition. High yield bonds have speculative characteristics which are apt to increase in number and significance with each lower rating category. Also, prices of high yield bonds have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments.

Certain laws or regulations may have a material effect on the Fund's net asset value and investment practices. For example, legislation requiring federally-insured savings and loan associations to divest their investments in high yield bonds may further adversely affect the market for such bonds.

S&P INDEX FUND
--------------

The S&P 500 Index Fund seeks long-term growth of capital by investing primarily in common stocks. Realization of current income is an incidental consideration, although it is hoped that growth in income will accompany growth in capital. The portfolio of the Fund normally will consist primarily of equity securities of companies which compose the S&P 500.

The Fund also may invest in certain short-term fixed income securities, stock index futures and options on futures, as more fully described in the prospectus.

MATTERS RELATING TO ALL FUNDS
-----------------------------

Except as described under "Fund Policies," the foregoing investment policies are not fundamental and the Board of Trustees may change such policies without shareholder approval. The Board will not change a Fund's investment objectives without the required shareholder vote as set forth in "Fund Policies" below. There is risk inherent in any investment, and there is no assurance that any of the strategies and methods of investment available to any Fund will result in the achievement of its objectives.

Each Fund's investments must be consistent with its investment objective and policies. Accordingly, not all of the security types and investment techniques discussed below are eligible investments for each of the Funds.

SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. Each Fund may purchase securities on a "when-issued" basis, that is, delivery of and placement for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). A Fund also may purchase or sell securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the delayed delivery securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but a Fund may sell these securities before the settlement date if it is deemed advisable.

Investment in securities on a when-issued or delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to Federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued or delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. A Fund will employ techniques designed to reduce such risks. If the Fund purchases a when-issued security, the Fund's custodian bank will segregate cash or high grade securities in an amount equal to the when-issued commitment. If the market value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. To the extent cash and securities are segregated, they will not be available for new investments or to meet redemptions. Securities purchased on a delayed delivery basis may require a similar segregation of cash or other high grade securities. For a more complete description of when-issued securities and delayed delivery transactions see the Statement of Additional Information.

ILLIQUID SECURITIES. Each Fund may invest up to 15% (10% for the Money Market
Fund) of its net assets in securities that are illiquid. Illiquid securities include securities that have no readily available market quotations and cannot be disposed of promptly (within seven days) in the normal course of business at approximately the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities. To the extent that qualified institutional buyers become uninterested in purchasing these restricted securities the level of illiquidity in a Fund may increase. CIGNA Investments determines the liquidity of the Fund's investments. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

BORROWING. Each Fund may borrow from banks or through reverse repurchase agreements to the extent permitted by the 1940 Act. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. Under the 1940 Act as currently in effect, a fund may borrow from any lender only for temporary purposes in an amount not exceeding 5% of its total assets, and may borrow from a bank in an amount not exceeding 33 1/3% of its total assets.

FUTURES CONTRACTS. A stock index assigns relative values to the common stocks included in the index and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. There is no physical delivery of the underlying stocks in the index.

Generally, a fund will only enter into stock index futures contracts as a hedge against changes resulting from market conditions in the values of the securities held or which the fund intends to purchase. When the fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract affords a hedge against not participating in such advance. Conversely, in anticipation of or in a general market or market sector decline that adversely affects the market values of the fund's portfolio of securities, the fund may sell stock index futures contracts. The S&P 500 Index Fund's use of stock index futures is discussed in the prospectus, and includes using available cash to purchase S&P 500 futures contracts pending investment in the S&P 500 or to meet anticipated short-term cash needs.

An interest rate futures contract is an agreement between two parties to buy and sell a debt security for a set price on a future date. A fund generally may enter into interest rate futures contracts for the purpose of hedging debt securities in their portfolios or the value of debt securities which the Funds intend to purchase. For example, if a fund owned long-term debt securities and interest rates were expected to increase, it might sell interest rate futures contracts. If, on the other hand, a fund held cash reserves and interest rates were expected to decline, it might purchase interest rate futures contracts.

In cases of purchases of futures contracts, an amount of cash and cash equivalents, equal to the market value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to collateralize the position and ensure that the use of such futures contracts is unleveraged. Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the custodian for the Fund for the account of the broker a stated amount, as called for by a particular contract, of cash or U.S. Treasury bills. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions.

Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the applicable Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker will be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when a Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment with respect to that increase in value. Conversely, where a Fund purchases a stock index futures contract and the price of the underlying stock index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

Variation margin payments would be made in a similar fashion when a Fund purchases an interest rate futures contract. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or a gain.

OPTIONS ON FUTURES CONTRACTS. An option on a futures contract gives the purchaser (the Fund) the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option on a futures contract is exercised on the last trading date prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

The Funds may purchase put options on futures contracts to hedge against the risk of falling prices for their portfolio securities, and may purchase call options on futures contracts as a hedge against a rise in the price of securities which they intend to purchase. Options on futures contracts may also be used to hedge the risks of changes in the exchange rate of foreign currencies. The purchase of a put option on a futures contract is similar to the purchase of protective put options on portfolio securities or a foreign currency. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or a foreign currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or underlying securities or currency.

RISKS AS TO FUTURES CONTRACTS AND RELATED OPTIONS. There are several risks in connection with the use of futures contracts and related options as hedging devices. One risk arises because of the imperfect correlation between movements in the price of hedging instruments and movements in the price of the stock, debt securities or foreign currency which are the subject of the hedge. If the price of a hedging instrument moves less than the price of the stocks, debt securities or foreign currency which are the subject of the hedge, the hedge will not be fully effective. If the price of a hedging instrument moves more than the price of the stock, debt securities or foreign currency, a Fund will experience either a loss or a gain on the hedging instrument which will not be completely offset by movements in the price of the stock, debt securities or foreign currency which are the subject of the hedge. The use of options on futures contracts involves the additional risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option.

Successful use of hedging instruments by a Fund is also subject to CIGNA Investments' ability to predict correctly movements in the direction of the stock market, of interest rates or of foreign exchange rates (foreign currencies). Because of possible price distortions in the futures and options markets and because of the imperfect correlation between movements in the prices of hedging instruments and the investments being hedged, even a correct forecast by CIGNA Investments of general market trends may not result in a completely successful hedging transaction.

It is also possible that where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of stocks or debt securities held in a Fund's portfolio may decline. If this occurred, a Fund would lose money on the futures contracts and also experience a decline in the value of its portfolio securities. Similar risks exist with respect to foreign currency hedges.

Positions in futures contracts or options may be closed out only on an exchange on which such contracts are traded. Although the Funds intend to purchase or sell futures contracts or purchase options only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position or purchase an option at such time. In the event of adverse price movements under those circumstances, a Fund would continue to be required to make daily cash payments of maintenance margin on its futures positions. The extent to which the Fund may engage in futures contracts or related options will be limited by Internal Revenue Code requirements for qualification as a regulated investment company and the Fund's intent to continue to qualify as such. The result of a hedging program cannot be foreseen and may cause the portfolio of the Fund to suffer losses which it would not otherwise sustain.

FOREIGN CURRENCY TRANSACTIONS. Although they generally will not do so, a Fund holding securities denominated in currency other than U.S. dollars may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

Generally, Funds may engage in both "transaction hedging" and "position hedging". When a Fund engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes a Fund may also purchase exchange-listed call and put options on foreign currencies. A put option on currency gives the Fund the right to sell a currency at a specific exercise price. A call option on currency gives a Fund the right to purchase a currency at a specific exercise price. The time when call and put options are exercisable depends on whether the options are American options or European options. American options are exercisable at anytime during the option period. European options are exercisable only on a designated date.

When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Funds may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature. For example, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency a Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Regardless of whether CIGNA Investments determines that it is advisable to hedge a Fund's currency risk, the Funds will have to convert their holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

FORWARD CURRENCY CONTRACTS. A forward currency contract is an agreement between two parties to purchase and sell a specific quantity of a currency at a price specified at the time of the contract, with delivery and settlement at a specified future date. In the case of purchases of forward currency contracts, an amount of cash and cash equivalents, equal to the market value of the portfolio security sold, will be deposited in a segregated account with the Trust's Custodian to collateralize the position and ensure that the use of such contracts is unleveraged.

In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks and their customers). A forward contract generally has no deposit requirements, and no commissions are charged at any stage for trades.

Forward currency contracts are less liquid than currency futures contracts, and there is an increased risk of default by the counterparty as compared to futures contracts. Forward currency contracts differ from currency futures contracts in certain other respects as well. For example, the maturity date of a forward contract may be any fixed number of days from the date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward currency contracts are traded directly between currency traders so no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. There is no assurance that the Fund will be able to close a forward contract prior to maturity and, under such circumstances, the Fund may have exposure to adverse changes in exchange rates.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS.
---------------------------------------

Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to each Fund's policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any NRSRO. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owing and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, each Fund relies on CIGNA Investments' research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, each Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Each Fund (except the Money Market Fund, to a limited degree) limits the amount of total assets that it will invest in any one issuer or in issues within the same industry. For purposes of these limitations, each Fund generally will treat the borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between each Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations requires the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

SECURITIES LENDING. A Fund may lend securities to parties such as broker-dealers or institutional investors.

Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by CIGNA Investments, Inc. to be of good standing. Furthermore, they will only be made if, in CIGNA Investments, Inc.'s judgment, the consideration to be earned from such loans would justify the risk.

CIGNA Investments understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g. U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and
(6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

SOVEREIGN DEBT OBLIGATIONS. A Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

INVESTMENT RESTRICTIONS
-----------------------

Each Fund is subject to the following investment restrictions, unless otherwise noted, which may not be changed without the approval of the lesser of (i) more than 50% of the outstanding shares of a Fund or (ii) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares of that Fund are represented at the meeting in person or by proxy (see "Ownership of Fund Shares" in the Funds' prospectus for a description of the individual's rights with respect to giving voting instructions to Life Companies).

Any investment restriction that involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by a Fund.

A Fund may not:

1. Invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund taken at current value would be invested in the securities of such issuer, except (a) bank certificates of deposit and obligations issued or guaranteed as to interest and principal by the U.S. Government or its agencies or instrumentalities, and (b) up to 25% of the Money Market Fund's total assets taken at current value may be invested without regard to such 5% limitation in bankers' acceptances in which the Fund may invest consistent with its investment policies.

2. Acquire more than 10% of the voting securities of any issuer or more than 10% of any class of securities of any issuer. (For these purposes, all preferred stocks of any issuer are regarded as a single class, and all debt securities of an issuer are regarded as a single class.)

3. Concentrate more than 25% of its assets in any one industry, except that the Money Market Fund may invest up to 100% of its assets in the domestic banking industry.

4. Invest in securities of businesses less than three years old (including predecessors), if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in such securities.

5. Make investments for the purpose of gaining control of a company's management.

6. Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities convertible into or exchangeable for securities of the same issuer as, and equal in amount to, the securities sold short.

7. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin payments in connection with transactions in stock index futures contracts, financial futures contracts and related options thereon will not be deemed to be a purchase of securities on margin by a Fund.

8. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under Federal securities laws.

9. Invest in securities of any issuer if, to the knowledge of the Fund, officers and trustees of the Trust or officers and directors of CIGNA Investments who beneficially own more than 1/2 of 1% of the securities of that issuer, together own more than 5%.

10. Make loans, except (a) by purchase of debt obligations and through repurchase agreements, provided, however, that repurchase agreements maturing in more than seven days will not exceed 10% of a Fund's total assets (taken at current value) and (b) through the lending of its portfolio securities with respect to not more than 25% of its total assets. (As a matter of policy, securities loans would be made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or cash equivalents at least equal at all times to the value of the securities lent. The borrower pays to the Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest the cash collateral received in interest-bearing short-term securities or receive a fee from the borrower. The Fund may call such loans in order to sell the securities involved or to exercise voting or other rights available to it as beneficial owner of the securities involved.)

11. Borrow money in excess of one-third of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes, except that the Funds may enter into stock index futures contracts and financial futures contracts. Such borrowings will be repaid before any additional investments are made. Interest paid on such borrowings would reduce the yield on the Fund's investments. (The Board of Trustees regards this restriction as setting forth the Trust's policy with respect to the issuance of senior securities.)

12. Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of one-third of the value of its total assets (taken at the lower of cost or current value) and then only to secure borrowings permitted by Restriction No. 11 above. (For the purpose of this restriction, collateral arrangements with respect to margin for a financial futures contract or stock index futures contract are not deemed to be a pledge of assets.)

13. Purchase or sell mortgages or real estate, although it may purchase securities of issuers that deal in real estate and may purchase securities that are secured by interests in real estate.

14. Purchase or sell commodities or commodity contracts, except, however, that a Fund may purchase and sell stock index futures and options thereon and financial futures contracts and options thereon.

15. Purchase options or puts, calls, straddles, spreads or combinations thereof except, however, a Fund may purchase and sell options on stock index futures contracts and on stock indices and options on financial futures contracts; in connection with the purchase of fixed income securities, however, a Fund may acquire warrants or other rights to subscribe for securities of companies issuing such fixed-income securities or securities of parents or subsidiaries of such companies. (See "Description of Income Instruments for The Investment Grade Bond Fund" and "Description of Income Instruments for The High Yield Fund" for a description of the policy of these Funds with respect to such warrants or other rights.)

16. Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

TAX MATTERS
-----------

Each series of shares of the Trust is treated as a separate association taxable as a corporation.

Each Fund intends to qualify under the Internal Revenue Code of 1986 (the "Code"), as amended, as a regulated investment company ("RIC") for each taxable year. As of the date hereof, each Fund must, among other things, meet the following requirements: A. Each Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income including but not limited to gains from options, futures or forward contracts derived with respect to its business of investing in such stock, securities or currencies. B. Each Fund must diversify its holdings so that, at the end of each fiscal quarter: i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S.
Government securities).

As a RIC, each Fund will not be subject to Federal income tax ("FIT") on its income and gains distributed to shareholders if it distributes at least 90% of its investment company taxable income for the taxable year. Under the provisions of Section 817(h) of the Code, a variable annuity contract other than a contract issued in connection with certain tax qualified retirement plans or retirement plans maintained by certain government employers - will not be treated as an annuity contract for any period for which the investments of the separate account, such as the separate accounts that are eligible to purchase shares of the Fund, are not "adequately diversified". In general, the regulations issued under Section 817(h) provide that a separate account shall be considered adequately diversified if the assets of such separate account are invested so that no more than 55% of the value of such assets is represented by any one investment, no more than 70% of such value is represented by any two investments, no more than 80% of such value is represented by any three investments and no more than 90% is represented by any four investments. The Code allows a separate account to look through to the assets of a regulated investment company for purposes of the "adequately diversified" requirement. Each Fund intends that the investments in its portfolio shall be "adequately diversified". For these purposes, all securities of the same issuer are treated as a single investment. However, in the case of government securities each government agency or instrumentality is treated as a separate issuer. The regulations include a specific definition of "government security" which includes any security issued, guaranteed or insured by the United States or any instrumentalities of the United States. In addition, a certificate of deposit for any of the foregoing securities is included within the definition of a "government security." Accordingly, certain Fund investments may be treated as "government securities" for the purpose of Section 817(h) of the Code, even though such investments may not be treated as a government security when such phrase is used elsewhere in the prospectus or Statement of Additional Information.

All Funds except the Money Market Fund:
--------------------------------------
Section 1092 of the Code affects the taxation of certain transactions involving futures or options contracts. If a futures or options contract is part of a "straddle" (which could include another futures contract or underlying stock or securities), as defined in Section 1092 of the Code, then, generally, losses are deferred first to the extent that the modified wash sale rules of the Section 1092 regulations apply, and second to the extent of unrecognized gains on offsetting positions. Further, a Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Sections 1092 and 246 of the Code and the regulations thereunder also suspend the holding periods for straddle positions with possible adverse effects regarding long-term capital gain treatment and the corporate dividends-received deduction. In certain cases, the wash sale rules of Section 1091 of the Code may operate to defer deductions for losses.

Section 1256 of the Code generally requires that futures contracts and options on future contracts be "marked-to-market" at the end of each year for Federal income tax purposes. Section 1256 further characterizes 60% of any gain or loss with respect to a futures contract as long-term capital gain or loss and 40% as short-term capital gain or loss. If a futures contract is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.


ACTIVITIES OF AFFILIATED COMPANIES
----------------------------------

From time to time, as purchases of securities are made for the portfolios of companies affiliated with CIGNA Corporation it is possible that two or more portfolios may simultaneously purchase or sell the same security. To the extent that two or more such portfolios, buying or selling the same security, increase the total demand or supply, there may be an adverse effect on the price of such security or on the amount which the Fund can purchase or sell.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
---------------------------------------------------

As of the date of this statement of additional information, all of the outstanding shares of each Fund are owned by CG Life, which is considered an "affiliate" of the Trust. CG Life is a stock life insurance company domiciled in the state of Connecticut. The offices of CG Life are located at 900 Cottage Grove Road, Bloomfield, CT 06002. CG Life is an indirect, wholly-owned subsidiary of CIGNA Corporation. CG Life owns Fund shares on behalf of separate accounts registered as unit investment trusts under the 1940 Act, on behalf of separate accounts exempt from registration under the 19400 Act, and on behalf of a pension plan for certain CG Life employees. Under the 1940 Act, unit investment trust variable contractowners are afforded pass through voting privileges for most matters concerning Fund shares owned by the unit investment trust. This means that although CG Life is the shareholder of the Fund, variable contractowners of separate accounts registered as unit investment trusts will actually be voting on Fund matters.

MANAGEMENT OF THE FUNDS
-----------------------

The Trustees and the executive officers of the Trust are listed below, together with information as to their principal occupations during the past five years and other principal business affiliations. Currently each holds the equivalent position as Trustee and/or officer of CIGNA Funds Group, CIGNA Institutional Funds Group and CIGNA High Income Shares, and holds a similar position as Director and/or executive officer of INA Investment Securities, Inc. Correspondence with any Trustee or officer may be addressed to the Trust, c/o CIGNA Investments, 900 Cottage Grove Road, S- 210, Hartford, CT 06152-2210.

HUGH R. BEATH, 67, Trustee; Advisory Director, AdMedia Corporate Advisors, Inc. (investment banking); previously Managing Director, Admedia Corporate Advisors, Inc.; Chairman of the Board of Directors, Beath Advisors, Inc. (investment advisor).

RUSSELL H. JONES, 54, Trustee; Vice President and Treasurer, Kaman Corporation (helicopters and aircraft components, industrial products and services); Trustee, Connecticut Policy and Economic Counsel; Corporator, Hartford Seminary; Secretary, Bloomfield Chamber of Commerce.

THOMAS C. JONES*, 51, Trustee; President, CIGNA Investment Management; President and Director, CIGNA Investment Group, Inc. and CII; Director, CIGNA International Investment Advisors, Ltd. Mr. Jones is also an officer or director of various other entities which are subsidiaries or affiliates of CIGNA. Previously President, CIGNA Individual Insurance, a division of CIGNA; President, CIGNA Reinsurance--Property & Casualty, a division of CIGNA; Executive Vice President and Director, NAC RE Corporation (property and casualty reinsurance).

PAUL J. MCDONALD, 54, Trustee; Senior Executive Vice President and Chief Financial Officer, Friendly Ice Cream Corporation (family restaurants/dairy products); Chairman, Dean's Advisory Council, University of Massachusetts School of Management; Director, Springfield YMCA; Trustee, Basketball Hall of Fame; Regional Director-Western Massachusetts, Bank of Boston. Previously, Senior Executive Vice President & Chief Administrative Officer Executive Vice President, Finance and Chief Financial Officer, Friendly Ice Cream Corporation.

ALFRED A. BINGHAM III, 53, Vice President and Treasurer, CIGNA Funds Group, CIGNA Institutional Funds Group, CIGNA Variable Products Group, CIGNA High Income Shares and INA Investment Securities, Inc.; Assistant Vice President, CII.

RICHARD H. FORDE, 45, President, CIGNA Variable Products Group; Senior Managing Director and President of CIGNA International Investment Advisors, Ltd.; Chairman of the Board, Trustee and President, CIGNA Funds Group and other investment companies in CIGNA Funds' complex. Mr. Forde is also an officer or director of various other entities which are subsidiaries or affiliates of CIGNA.

JEFFREY S. WINER, 41, Senior Counsel, CIGNA; Vice President and Secretary, CIGNA Funds Group, CIGNA Institutional Funds Group, CIGNA Variable Products Group, CIGNA High Income Shares and INA Investment Securities, Inc.; previously Counsel, CIGNA.

*Trustees identified with an asterisk are considered interested persons within the meaning of the Investment Company Act of 1940, as amended, because of their affiliation with CIGNA Corporation or its affiliates.

The Board has created an Audit Committee from among its members which meets periodically with representatives of PricewaterhouseCoopers LLP, independent accountants for the Trust, a Contracts Committee which, as part of its duties, considers the terms and the renewal of the Master Investment Advisory Agreement with CIGNA Investments and the Sub-Advisory Agreement with CIGNA International Investments, and a Nominating Committee which considers the identification of new members of the Board and the compensation of Trustees. The Nominating Committee, Audit Committee and Contracts Committee consist of Trustees who are not affiliated with CIGNA Corporation or any of its subsidiaries.

The Trust pays no compensation to any of its officers, other than the reimbursement of the costs of the Office of the Treasurer and the Office of the Secretary, or to any of its Trustees who are officers or employees of CIGNA Corporation or its affiliates. The following table shows compensation paid by the Trust and other investment companies in the CIGNA fund complex to Trust Trustees in 1998:


                                                                   Pension or
                                                                   Retirement                                       Total
                                                                   Benefits                                         Compensation
                                                                   Accrued As                                       from Trust and
                                            Aggregate              Part of              Estimated Annual            CIGNA Fund
Name of Person,                             Compensation           Trust                Benefits Upon               Complex Paid to
Position with Trust                         from Trust             Expense              Retirement                  Trustees(d)
------------------------------------------------------------------------------------------------------------------------------------

R. Bruce Albro, (a)                         $   -                  $ -                  $ -                         $ -

Hugh R. Beath, Trustee (b)                      -                    -                    -                           -

Russell H. Jones, Trustee                       -                    -                    -                           -

Thomas C. Jones, Trustee                        -                    -                    -                           -

Paul J. McDonald, Trustee (c)                   -                    -                    -                           -

                                            ------------           ------------         -------------               -------------
                                            $                      $                    $                           $
                                            ============           ============         =============               =============

------------------------
(a) Mr. Albro retired from CIGNA Corporation and resigned from the Trust in 1998.

(b) All but $___ of Mr. Beath's 1998 compensation was deferred under a plan for all CIGNA funds in which he had an aggregate balance of $________ as of December 31, 1998.

(c) All but $___ of Mr. McDonald's 1998 compensation was deferred under a plan for all CIGNA funds in which he had an aggregate balance of $________ as of December 31, 1998.

(d) There were four (4) investment companies besides the Trust in the CIGNA fund complex.




INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------

The investment adviser to each of the Funds is CIGNA Investments, an indirect, wholly-owned subsidiary of CIGNA Corporation. CIGNA Investments also serves as investment adviser for investment companies sponsored by affiliates of CIGNA Corporation, and for a number of pension, advisory, corporate and other accounts. CIGNA Investments and other affiliates of CIGNA Corporation manage combined assets of approximately $63 billion. CIGNA Investments's mailing address is 900 Cottage Grove Road, Hartford, Connecticut 06152.

Pursuant to a Master Investment Advisory Agreement between the Trust and CIGNA Investments, CIGNA Investments manages the investment and reinvestment of the assets of the Funds.

Subject to the control and periodic review of the Board of Trustees of the Trust, CIGNA Investments determines what investments shall be purchased, held, sold or exchanged for the account of the Funds, and what portion, if any, of the assets of the Funds shall be held in cash and other temporary investments. Accordingly, the role of the Trustees is not to approve specific investments, but rather to exercise a control and review function.

The Trust pays all expenses not specifically assumed by CIGNA Investments including compensation and expenses of Trustees who are not Directors, officers or employees of CIGNA Investments or any other affiliates of CIGNA Corporation; registration, filing and other fees in connection with filings with regulatory authorities; the fees and expenses of independent accountants; costs of printing and mailing registration statements, prospectuses, proxy statements, and annual and periodic reports to shareholders; custodian and transfer agent fees; brokerage commissions and securities transactions costs incurred by the Trust; taxes and corporate fees; legal fees incurred in connection with the affairs of the Trust; and expenses of meetings of the shareholders and Trustees.

CIGNA Investments, at its own expense, furnishes to the Trust office space and facilities and, except with respect to the Office of the Treasurer and Office of the Secretary as provided in the Master Investment Advisory Agreement, all personnel for managing the affairs of the Trust and each of Funds. The Trust and other registered investment companies advised by CIGNA Investments have agreed to reimburse CIGNA Investments for its costs of maintaining the Office of the Treasurer and the cost of the Office of the Secretary as provided in their respective investment advisory agreements. CIGNA Investments has estimated that in 1999 the total expenses of the Office of the Treasurer will not exceed $________ and the expenses of the Office of the Secretary are not expected to exceed $________. The portion of these expenses allocated to each Fund for calendar year 1999 are not expected to exceed the following amounts:

                                   Office of                      Office of
                                   the Treasurer                  the Secretary
                                   -------------                  -------------

S&P 500                             $ ________                      $ ________
  Index Fund

Money Market Fund                   $ ________                      $ ________

Investment Grade
  Bond Fund                         $ ________                      $ ________


In 1998 the costs incurred by the Trust for the Office of the Treasurer and the Office of the Secretary were $________ and $________, respectively.

The Board of Trustees of the Trust has approved the method under which this cost will be allocated to the Trust, and then to each Fund.

As full compensation for the investment management and all other services rendered by CIGNA Investments and any sub-adviser, each Fund pays CIGNA Investments a separate fee computed daily and paid monthly at annual rates based on a percentage of the value of the relevant Fund's average daily net assets, as follows: Money Market Fund - 0.35%, Investment Grade Bond Fund - 0.50%, and S&P 500 Index Fund - 0.25%.

Trust-wide expenses not identifiable to any particular Fund will be allocated among the Funds. CIGNA Investments has voluntarily agreed to reimburse the Funds to the extent that the annual operating expenses (excluding interest, taxes, amortized organizational expense, transaction costs in acquiring and disposing of portfolio securities and extraordinary expenses) of a Fund exceed a percentage of the value of the relevant Fund's average daily net assets, as follows: Money Market Fund and Investment Grade Bond Fund - 0.50% and S&P 500 Index Fund - 0.25%.

The S&P 500 Index Fund incurred a management fee payable to CIGNA Investments of $________, 224,054 and $172,165 for fiscal years 1998, 1997 and 1996, respectively. The amount payable for 1998 was reduced to $________ due to the then applicable expense limitation. The amount payable for 1997 was waived and CIGNA Investments reimbursed the Fund an additional $46,603 due to the then applicable expense limitation. The amount payable for 1996 was reduced to $146,301 due to the then applicable expense limitation. The Money Market Fund incurred a management fee payable to CIGNA Investments of $________, $33,579 and $14,474 for fiscal years 1998, 1997 and 1996. These amounts were waived and CIGNA Investments reimbursed the Fund an additional $________, $25,787 and $30,209 for 1998, 1997 and 1996, respectively, due to the then applicable expense limitation.

The Master Investment Advisory Agreement provides that it will continue from year to year as to a Fund provided that such continuance is specifically approved at least annually: (a) by a vote of the "majority of the outstanding voting securities" (as such term is defined in the 1940 Act) of that Fund or by the Board of Trustees of the Trust, and (b) by a vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Master Investment Advisory Agreement provides that it (i) may be terminated at any time without penalty (a) upon 60 days' written notice by vote of the Trustees of the Trust, or with respect to any Fund, by vote of a majority of the outstanding voting securities of such Fund, or (b) by CIGNA Investments upon 90 days' written notice to the Trust in the case of the Master Investment Advisory Agreement and
(ii) will automatically terminate in the event of its "assignment" (as such term is defined in the 1940 Act).

The Master Trust Agreement acknowledges CIGNA Corporation's control over the name "CIGNA." The Trust and the Fund would be obliged to change their names to eliminate the word "CIGNA" (to the extent they could lawfully do so) in the event CIGNA Corporation were to withdraw its permission for use of such name. CIGNA Corporation has agreed not to withdraw such permission from the Trust or a series of the Trust so long as an affiliate of CIGNA Corporation shall be the investment adviser for such series.

CUSTODIAN AND TRANSFER AGENT
----------------------------

The Trust's Custodian and Transfer Agent is State Street Bank and Trust Company ("State Street"), Boston, Massachusetts 02107. Under its Custodian Agreement, State Street maintains the portfolio securities of each Fund, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolio, determines the net asset value of shares of each Fund on a daily basis and performs such other ministerial duties as are included in the Custodian Agreement and Agency Agreement, copies of which are on file with the Securities and Exchange Commission.

INDEPENDENT ACCOUNTANTS
-----------------------

PricewaterhouseCoopers LLP acts as independent accountants for the Trust. Its offices are at 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP representatives annually perform an audit of the financial statements of the Funds and provide accounting advice and services throughout the year. PricewaterhouseCoopers LLP reports its activities and the results of its audit to the Audit Committee of the Board of Trustees. PricewaterhouseCoopers LLP also provides certain tax advice to the Trust.

PORTFOLIO TURNOVER AND BROKERAGE ALLOCATION
-------------------------------------------

It is anticipated that each Fund's annual portfolio turnover will not exceed 100%. With respect to the Money Market Fund and Investment Grade Bond Fund, purchases and sales of portfolio securities are generally transacted with the issuer or a primary market maker of these securities on a net basis, without any brokerage commission being paid by the Funds for such purchases. Purchases from dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases and sales for the other Funds generally involve a broker.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the over-the-counter markets, but the price paid usually includes an undisclosed dealer commission or mark-up as well as a disclosed, fixed commission or discount retained by the underwriter or dealer.

It is the policy of CIGNA Investments on behalf of its clients, including the Funds, to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and spreads, and research services received, consistent with obtaining best execution.

In seeking best execution, CIGNA Investments selects broker/dealers on the basis of their professional capability and the value and quality of their brokerage services. Brokerage services include the ability to execute most effectively large orders without adversely affecting markets and the positioning of securities in order to effect orderly sales for clients.

The officers of CIGNA Investments determine, generally without limitation, the broker/dealers through whom, and the commission rates or spreads at which, securities transactions for client accounts are executed. The officers of CIGNA Investments may select a broker/dealer who may receive a commission for portfolio transactions exceeding the amount another broker/dealer would have charged for the same transaction if they determine that such amount of commission is reasonable in relation to the value of the brokerage or research services performed or provided by the broker/dealer, viewed in terms of either that particular transaction or CIGNA Investments' overall responsibilities to the client for whose account such portfolio transaction is executed and other accounts advised by CIGNA Investments or accounts advised by other investment advisers which are related persons of CIGNA Investments.

If two or more broker/dealers are considered able to offer the same favorable price with the equivalent likelihood of best execution, the officers of CIGNA Investments may prefer the broker/dealer who has furnished research services. Research services include market information, analysis of specific issues, presentation of special situations and trading opportunities on a timely basis, advice concerning industries, economic factors and trends, portfolio strategy and performance of accounts.

Research services are used in advising all accounts, including accounts advised by related persons of CIGNA Investments, and not all such services are necessarily used by CIGNA Investments in connection with the specific account that paid commissions to the broker/dealer providing such services.

The overall reasonableness of brokerage commissions paid is evaluated continually. Such evaluation includes review of what competing broker/dealers are willing to charge for similar types of services and what discounts are being granted by brokerage firms. The evaluation also considers the timeliness and accuracy of the research received.

In addition, CIGNA Investments may, if permitted by applicable law, pay for products or services other than brokerage and research services with brokerage commissions as interpreted in SEC Release 34-23170 dated April 23, 1986. Pursuant to that release, products and services which provide lawful and appropriate assistance to CIGNA Investments's investment decision-making process may be paid for with brokerage commissions to the extent such products and services are used in that process.

Where the research service product has a mixed use, that is, the product may serve a number of functions certain of which are not related to the making of investment decisions, CIGNA Investments allocates the cost of the product on a basis which they deem reasonable, according to the various uses of the product, and maintain records documenting the allocation process followed. Only that portion of the cost of the product allocable to research services is paid from the Fund. The Fund does not acquire research services through the generation of credits with respect to principal transactions or transactions in financial futures, except in new issue fixed price underwritings.

The Trust does not presently allocate brokerage commissions to, or place orders for portfolio transactions with, either directly or indirectly, brokers based on their sales of shares of the Funds. Except as noted, the Trust does not utilize an affiliated broker in effecting portfolio transactions and does not recapture commissions paid in such transactions. Brokerage commissions paid by the S&P 500 Index Fund for 1998, 1997 and 1996 totaled $________, $4,338 and $4,940, respectively, substantially all of which were paid to firms which provided research services to CIGNA Investments.

As of December 31, 1997, Sanford C. Bernstein & Co., Inc. ("Sanford Bernstein"), 767 Fifth Avenue, New York, NY 10153, reported that it held 6,263,994 shares or 8.66% of the outstanding common stock of CIGNA for the accounts of discretionary clients who have the right to receive dividends on these shares and any proceeds from the sale of these shares. Sanford Bernstein also reported sole voting power as to 3,368,544, shared voting power as to 749,963, and sole dispositive power as to all of these shares. Wellington Management Company, LLP ("Wellington"), 75 State Street, Boston, MA 02109, reported that as of December 31, 1997 it held 4,276,700 shares, or 5.91% of the outstanding common stock of CIGNA for the accounts of discretionary clients who have the right to receive dividends on these shares and any proceeds from the sale of these shares. Wellington also reported sole voting power as to none, shared voting power as to 323,700, and shared dispositive power as to all of these shares. Swiss Bank Corporation ("Swiss Bank"), Aeschenplatz 6 CH-4002, Basel, Switzerland, reported on a joint basis with its subsidiaries, SBC Holding (USA), Inc. ("SBC"), Brinson Partners, Inc. and Brinson Holdings, Inc. that as of December 31, 1997, Swiss Bank and SBC had shared voting and dispositive power over 3,868,333 shares, or 5.35% of the outstanding common stock of CIGNA. Brinson Partners, Inc. and Brinson Holdings, Inc. reported shared voting and dispositive power over 3,859,472 shares.

CAPITAL STOCK
-------------

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each.

Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Master Trust Agreement disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

Shares of each Fund will entitle their holders to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of any other series of the Trust. On any matter submitted to a vote of shareholders of the Trust, all shares of the Trust then issued and outstanding shall be voted in the aggregate. However, on matters affecting an individual series or class of shares, a separate vote of shareholders of that series or class would be required. Shareholders of a series or class would not be entitled to vote on any matter which does not affect that series or class but which would require a separate vote of another series or class.

When issued, shares of the Funds are fully paid and nonassessable, and have no preemptive or subscription rights. There are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees of the Trust and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any Trustees.

PERFORMANCE INFORMATION
-----------------------

Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements if accompanied by performance of your Life Company's separate account. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

         Advertising Age                         Financial Times                         Kiplinger
         Barron's                                Financial Weekly                        Money
         Barron's/Nelson's                       Financial World                         Mutual Fund Forecaster
         Best's Review                           Forbes                                  Nation's Business
         Broker World                            Fortune                                 New York Times
         Business Week                           Global Investor                         Pensions World
         Changing Times                          Hartford Courant                        Pensions & Investments
         Christian Science Monitor               Institutional Investor                  Personal Investor
         Consumer Reports                        Insurance Forum                         Philadelphia Inquirer
         Economist                               Insurance Weekly                        The Times (London)
         Equity International                    International Business                  USA Today
         FACS of the Week                          Week                                  U.S. News & World Report
         Far Eastern                             Investing                               Wall Street Journal
           Economic Review                       Investor's Chronicle                    Washington Post
         Financial Adviser                       Investor's Daily                        CNN
         Financial Planning                      Journal of the American                 CNBC
         Financial Product News                    Society of CLU & ChFC                 PBS
         Financial Services Week

Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Lipper Analytical Services               Stanger Report
         CDA Investment Technologies, Inc.        Weisenberger
         Frank Russell Co.                        Micropal, Ltd.
         InterSec Research

Although performance data may be useful to prospective investors in comparing with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Yield and Total Return Quotations
---------------------------------

The standard formula for calculating total return, as described in the prospectus, is as follows:

                        P(1+T)n=ERV

Where       P       =   A hypothetical initial payment of $1,000.
            T       =   average annual total return.
            n       =   number of years.
            ERV     =   ending redeemable value of a hypothetical $1,000 payment
                        at the end of the 1, 5, or 10 year periods (or fractional portion of such period).

Cumulative total return across a stated period may be calculated as follows:

                        P(1+V)=ERV

Where       P       =   A hypothetical initial payment of $1,000.
            V       =   cumulative total return.
            ERV     =   ending redeemable value of a hypothetical $1,000 payment
                        at the end of the stated period.

The average annual total returns for the S&P 500 Index Fund and the Money Market Fund for the one, five and ten year periods (or since inception, if shorter) ended December 31, 1998 were as follows:


                                  1 Year           5 Years           10 Years
                                  ------           --------          ---------

S&P 500 Index Fund                  .  %             .  %              .  %
Money Market Fund                   .  %              N/A               N/A

Yield Quotations
----------------

The standard formula for calculating yield for each Fund except Money Market Fund, as described in the prospectus, is as follows:

    YIELD = 2[((a-b)/(c x d) + 1)6-1]

Where       a    =     dividends and interest earned during a stated 30 day
                       period. For purposes of this calculation, dividends are
                       accrued rather than recorded on the ex-dividend date.
                       Interest earned under this formula must generally be
                       calculated based on the yield to maturity of each
                       obligation (or, if more appropriate, based on yield to
                       call date).
            b    =     expense accrued during period (net of reimbursement).
            c    =     the average daily number of shares outstanding during the
                       period.
            d    =     the maximum offering price per share on the last day of
                       the period.

The standard formula for calculating annualized yield for the Money Market Fund, as described in the prospectus, is as follows:

       Y = V1 - Vo x 365
           -------   ---
              Vo      7

Where       Y    =     annualized yield.
            Vo   =     the value of a hypothetical pre-existing account in the
                       Fund having a balance of one share at the beginning of a
                       stated seven-day period.
            V1   =     the value of such an account at the end of the stated
                       period.

The annualized yield for the Money Market Fund for the 7 days ended December 31, 1998 was 5. %.

The standard formula for calculating effective annualized yield for the Money Market Fund, as described in the prospectus, is as follows:

           EY = [(Y+1)365/7] -1

Where      EY     =     effective annualized yield.
           Y      =     annualized yield, as determined above.

The effective annualized yield for the Money Market Fund for the 7 days ended December 31, 1998 was 5. %.

For the purpose of the annualized yield and effective annualized yield, the net change in the value of the hypothetical CIGNA Variable Products Money Market Fund account reflects the value of additional shares purchased with dividends from the original share and any such additional shares, and all fees charged to all shareholder accounts in proportion to the length of the base period and the

Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation.

PURCHASE, REDEMPTION AND PRICING OF SECURITIES
----------------------------------------------

The Funds may suspend redemptions or postpone the date of payment during any period when: (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings or trading on such Exchange is restricted; (b) the Securities and Exchange Commission has by order permitted such suspension for the protection of the Fund's shareholders; or (c) an emergency exists as determined by the Securities and Exchange Commission making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

A Fund's net asset value is calculated by dividing the number of outstanding shares into the net assets of the Fund. Net assets are the excess of a Fund's assets over its liabilities. Additional information concerning purchase and redemption of securities may be found in the current prospectus for the Funds.

The Money Market Fund.
---------------------

The investments of The Money Market Fund are valued at amortized cost. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. The amortized cost method may result at times in determinations of value that are higher or lower than the price the Fund would receive if the instruments were sold. During periods of declining interest rates, use by the Fund of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

The valuation of the investments of CIGNA Variable Products Money Market Fund at amortized cost is permitted by the Securities and Exchange Commission, and the Fund is required to adhere to certain conditions so long as it uses this valuation method. The Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will purchase only instruments having remaining maturities of one year or less (except as otherwise noted under "Variable and Floating Note Instruments" under "Description of Money Market Instruments" in this Statement of Additional Information) and will invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risks. The Board of Trustees has also established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the Fund's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. Such procedures include a review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as they may deem appropriate, to determine whether the Fund's net asset value, calculated by using readily available market quotations, deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take such corrective action as it deems necessary and appropriate, including selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using readily available market quotations in which case, the net asset value could possibly be greater or less than $1.00 per share.

All Other Funds
---------------

Information describing the valuation of securities held in these Funds is found in the prospectus under "Computation of Net Asset Value."

DIVIDENDS
---------

Information concerning dividends is found in the current prospectus for the Funds.

LIMITATION ON TRANSFERS
-----------------------

Whenever the Trust or its duly appointed transfer agent is requested to transfer Fund shares to other than an Eligible Purchaser, the Trust has the right at its election to purchase such shares at their net asset value next effective following the time at which the request for transfer is presented; provided, however, that the Trust must notify the transferee or transferee of such shares in writing of its election to purchase such shares within seven (7) days following the date of such request and settlement for such shares shall be made within such seven-day period.

RATINGS OF SECURITIES
---------------------

Description of Standard & Poor's Corporation ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") commercial paper and bond ratings:

COMMERCIAL PAPER RATINGS--Standard & Poor's commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned an "A" rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

The two highest categories, A-1 and A-2, are described as follows:


 "A-1" This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

 "A-2" Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

Moody's employs three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. The two highest designations are as follows:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

    .      Leading market positions in well-established industries.

    .      High rates of return on funds employed.

    . Conservative capitalization structures with moderate reliance on debt and ample asset protection.

    . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    . Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

BOND RATINGS--S&P describes its ratings for corporate bonds as follows:

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC - Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's describes its ratings for corporate bonds as follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

MUNICIPAL BOND RATINGS--The four highest ratings of Moody's for Municipal Bonds are Aaa, Aa, A and Baa. Municipal bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to municipal bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa-rated municipal bonds. The Aaa- and Aa-rated municipal bonds comprise what are generally known as "high-grade bonds." Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper-medium-grade obligations." Factors giving security to principal and interest of A-rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa are considered as "medium-grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

The four highest ratings of Standard & Poor's for municipal bonds are AAA (Prime), AA (High Grade), A (Good Grade) and BBB (Medium Grade). Municipal bonds rated AAA are "obligations of the highest quality." The rating of AA is accorded issues with investment characteristics "only slightly less marked than those of the prime quality issues." The category of A describes "the third strongest capacity for payment-of-debt service." Principal and interest payments on bonds in this category are regarded as safe. It differs from the two higher ratings because with respect to general obligation bonds, there is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date. With respect to revenue bonds, debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate. The BBB rating is the lowest "investment-grade" security rating by Standard & Poor's. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered. With respect to revenue bonds, debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

                             REGISTRATION STATEMENT
                                       ON
                                    FORM N-1A

                            PART C: OTHER INFORMATION


ITEM 23. EXHIBITS.
-----------------

 *       a.         The Second Amended and Restated Master Trust Agreement of
                    Registrant dated July 28, 1998.


         b. The Amended And Restated By-Laws of Registrant dated April 29, 1997, incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement filed electronically April 30, 1998.

         c.         Relative to the rights of shareholders, Article IV and
                    Article V of Registrant's First Amended and Restated Master Trust Agreement dated as of March 1, 1996, incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement filed electronically March 7, 1996.

         c. (i) Relative to the rights of shareholders, Article 9 of the Amended and Restated By-Laws of Registrant dated April 29, 1997 as hereinbefore incorporated by reference as Exhibit b.

         c. (ii) Relative to the rights of shareholders, the Participation Agreement among CIGNA Variable Products Group, CIGNA Financial Services, Inc. and Connecticut General Life Insurance Company dated as of December 1, 1997, as hereinafter incorporated by reference in Exhibit h (v).

         c. (iii) Relative to the rights of shareholders, the Participation Agreement among CIGNA Variable Products Group, CIGNA Financial Services, Inc. and CIGNA Life Insurance Company dated as of December 1, 1997, as hereinafter incorporated by reference in Exhibit h (vii).


         d. The Master Investment Advisory Agreement dated as of April 26, 1988 between CIGNA Variable Products Group and CIGNA Investments, Inc., incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement filed electronically April 30, 1998.


         d. (i) The Side Letter to the Master Investment Advisory Agreement dated as of November 9, 1995 between CIGNA Variable Products Group and CIGNA Investments, Inc., incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement filed electronically March 7, 1996.

         d. (ii) The Side Letter to the Master Investment Advisory Agreement dated April 30, 1996 between CIGNA Variable Products Group and CIGNA Investments, Inc., incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement filed electronically January 28, 1997.

         d. (iii) The Side Letter to the Master Investment Advisory Agreement dated February 25, 1997 between CIGNA Variable Products Group and CIGNA Investments, Inc., incorporated by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement filed electronically April 10, 1997.

         d. (iv) The Sub-Advisory Agreement dated as of October 24, 1995 between CIGNA Investments, Inc. and CIGNA International Investment Advisors, Ltd. with respect to CIGNA Variable Products International Stock Fund, a series of shares of Registrant, incorporated by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement filed electronically April 29, 1996.

         e.         None.

         f.         None.


*        g          The Custodian Contract dated as of April 15, 1988 between
                    CIGNA Variable Products Group and State Street Bank and
                    Trust Company.

*        g. (i)     The Custodian Fee Schedule Effective January 1, 1999
                    relative to the Custodian Contract hereinbefore filed as Exhibit g.


         g. (ii) The Side Letter to the Custodian Contract dated as of February 15, 1996 between CIGNA Variable Products Group and State Street Bank and Trust Company, incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement filed electronically March 7, 1996.

         g. (iii) The Side Letter to the Custodian Contract dated as of February 25, 1997 between CIGNA Variable Products Group and State Street Bank and Trust Company, incorporated by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement filed electronically April 10, 1997.


         h. The Transfer Agency and Service Agreement dated as of April 15, 1988 between CIGNA Variable Products Group and State Street Bank and Trust Company, incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement filed electronically April 30, 1998.


         h. (i) The Side Letter to the Transfer Agency and Service Agreement dated as of February 15, 1996 between CIGNA Variable Products Group and State Street Bank and Trust Company, incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement filed electronically March 7, 1996.

         h. (ii) The Side Letter to the Transfer Agency and Service Agreement dated as of February 25, 1997 between CIGNA Variable Products Group and State Street Bank and Trust Company, incorporated by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement filed electronically April 10, 1997.

         h. (iii) The Agreement For Use Of The Term "CIGNA" dated February 4, 1988 between CIGNA Variable Products Group and CIGNA Corporation, incorporated by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement filed electronically April 10, 1997.

         h. (iv) Form of Trustees' Deferred Fee Agreement, incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement filed electronically October 16, 1995.


         h. (v) The Participation Agreement dated as of December 1, 1997 among CIGNA Variable Products Group, CIGNA Financial Services, Inc. and Connecticut General Life Insurance Company, incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement filed electronically April 30, 1998.

 *       h. (vi)    Amendment No. 1 to the Participation Agreement dated as of
                    December 1, 1998 among CIGNA Variable  Products Group, CIGNA
                    Financial Services, Inc. and Connecticut General Life
                    Insurance Company.

         h. (vii) The Participation Agreement dated as of December 1, 1997 among CIGNA Variable Products Group, CIGNA Financial Services, Inc. and CIGNA Life Insurance Company, incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement filed electronically April 30, 1998.

  *      h. (viii)  Powers of Attorney.

         i.         Consent of Counsel, to be filed by amendment.

         j. Consent of PricewaterhouseCoopers LLP, to be filed by amendment.


         k.         None.

         l.         None.

         m.         None.


         n.         Financial Data Schedule, to be filed by amendment.


         o.         None.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.
--------------------------------------------------------------------

As of the date hereof, no person is directly or indirectly controlled by or under common control with CIGNA Variable Products Group.

ITEM 25. INDEMNIFICATION.
------------------------


The Second Amended and Restated Master Trust Agreement, dated July 28, 1998 (the "Master Trust Agreement"), provides, among other things, for the indemnification out of Registrant's assets (or the assets of a series of Registrant where applicable) of the Trustees and officers of Registrant against all liabilities incurred by them in such capacity, except for liability by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Trustees may consult counsel or other experts concerning the meaning and operation of the Master Trust Agreement, and may rely upon the books and records of Registrant. Trustees are not liable for errors of judgment, mistakes of fact or law, or for the negligence of other Trustees or Registrant's officers or agents.


Trustees are not required to give a bond or other security for the performance of their duties. Payments in compromise of any action brought against a Trustee or officer may be paid by Registrant if approved by either a majority of disinterested Trustees or by independent legal counsel. The right of indemnification under the Master Trust Agreement is not exclusive of any other rights to which the Trustees or officers may be entitled.

The Master Trust Agreement also provides that shareholders shall be indemnified and held harmless by the applicable series of Registrant with respect to actions brought against them in their capacity as shareholders. Also, the Master Trust Agreement provides that creditors of a series of Registrant may look only to the assets of that series for payment; and neither shareholders nor Trustees shall be personally liable therefor. All instruments executed on behalf of Registrant are required to contain a statement to the effect of the foregoing.

CIGNA Investments, Inc., Registrant and other investment companies managed by CIGNA Investments, Inc., their officers, trustees, directors and employees (the "Insured Parties") are insured under an Investment Management Errors and Omissions Insurance Policy in the amount of $10,000,000 offered by Lloyd's Insurance Company, an affiliate of Lloyd's of London, on a joint policy basis with CIGNA Investments, Inc. and CIGNA International Investment Advisors, Ltd.

In addition, Registrant and other investment companies managed by CIGNA Investments, Inc. and CIGNA International Investment Advisors, Ltd. are insured under a Lloyd's Insurance Company Investment Company Blanket Bond with a stated maximum coverage of $10,000,000. Premiums and policy benefits are allocated among participating companies pursuant to Rule 17g-1(d) under the Investment Company Act of 1940, as amended.


------------------------
  *Filed Herewith

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.
-----------------------------------------------------------------


As of the date hereof, CIGNA Investments, Inc. ("CII") serves as investment adviser to CIGNA Funds Group, CIGNA Institutional Funds Group, CIGNA Variable Products Group and their series of shares and to CIGNA High Income Shares (CIGNA Funds Group, CIGNA Institutional Funds Group, CIGNA High Income Shares and CIGNA Variable Products Group known collectively as the "Trusts") and to INA Investment Securities, Inc. ("IIS"), all of which (except for IIS and CIGNA High Income Shares) are open-end investment companies, and to certain other clients, most of which are affiliated with CIGNA Corporation. For a description of the business of CII, see its most recent Form ADV (File No. 801-18094) filed with the Securities and Exchange Commission. The principal business address of each of the foregoing companies is as follows:


         CII - 900 Cottage Grove Road, Bloomfield, Connecticut  06002


         The Trusts and each of their series of shares - 100 Front Street, Suite 300, Worcester, Massachusetts 01601


         IIS - Two Liberty Place, 1601 Chestnut Street, Philadelphia, Pennsylvania 19192


Substantial business and other connections of the Directors and officers of CII during the past two fiscal years are listed below:

Names of Officers and Directors         Positions with the Adviser and
   of the Investment Adviser              Other Substantial Business Connections
------------------------------          ----------------------------------------


Harold W. Albert                        Director and Counsel, CII; Director,
                                        CIGNA International Investment Advisors,
                                        Ltd.**; Chief Counsel, CIGNA Investment
                                        Management, a division of CIGNA
                                        Corporation*; Counsel, CIGNA Investment
                                        Advisory Company, Inc.*; Director,
                                        Senior Vice President and Chief Counsel,
                                        CIGNA Investment Group, Inc.*; Director,
                                        Global Portfolio Strategies, Inc.* and
                                        CIGNA Financial Futures, Inc.*


Robert W. Burgess                       Director and Senior Vice President, CII;
                                        Director, CIGNA International Investment
                                        Advisors, Ltd.**; Chief Financial
                                        Officer, CIGNA Investment Management, a
                                        division of CIGNA Corporation*; Director and Senior Vice President, CIGNA
                                        Investment Group, Inc.*; Director, CIGNA
                                        Financial Futures, Inc.* and Global
                                        Portfolio Strategies, Inc.*


Thomas C. Jones                         President and Chief Investment Officer,
                                        CIGNA Investment Management, a division
                                        of CIGNA Corporation*; President and
                                        Director, CII and CIGNA Investment
                                        Group, Inc.*; President, CIGNA
                                        Investment Advisory Company, Inc.*;
                                        Director, CIGNA International Investment
                                        Advisors, Ltd.**, CIGNA Financial
                                        Futures, Inc.* and Global Portfolio
                                        Strategies, Inc.*; Trustee, the Trusts;
                                        Director, IIS.

Mary Louise Casey                       Senior Managing Director, CII and CIGNA
                                        Investment Advisory Company, Inc.*;
                                        Director Global Portfolio Strategies,
                                        Inc.*

Richard H. Forde                        Senior Managing Director, CII and CIGNA
                                        Investment Advisory Company, Inc.*;
                                        President, Senior Managing Director and
                                        Director, CIGNA International Investment
                                        Advisors, Ltd.**; Chairman of the Board,
                                        President and Trustee CIGNA Funds Group,
                                        CIGNA High Income Shares, CIGNA
                                        Institutional Funds Group and INA
                                        Investment Securities, Inc.; President
                                        CIGNA Variable Products Group.

Malcolm S. Smith                        Senior Managing Director, CII; Director
                                        and Senior Managing Director, CIGNA
                                        Investment Advisory Company, Inc.*


Philip J. Ward                          Senior Managing Director, CII; Director
                                        and Senior Managing Director, CIGNA
                                        Investment Advisory Company, Inc.*

Kevin D. Barry                          Managing Director, CII.


Julia B. Bazenas                        Managing Director, CII.

Marguerite A. Boslaugh                  Managing Director, CII.

Susan B. Bosworth                       Managing Director, CII.

Thomas J. Bowen                         Managing Director, CII and CIGNA
                                        Investment Advisory Company, Inc.*

William C. Carlson                      Managing Director, CII; previously Vice
                                        President, CII.


Antonio M. Caxide                       Managing Director, CII and CIGNA
                                        International Investment Advisors,
                                        Ltd.**; previously Vice President, CII
                                        and CIGNA International Investment
                                        Advisors, Ltd.**


Richard H. Chase                        Managing Director, CII.

Rosemary C. Clarke                      Managing Director, CII and CIGNA
                                        Investment Advisory Company, Inc.*


Rosemary S. Cleaves                     Managing Director, CII; previously
                                        President and Director, Global Portfolio
                                        Strategies, Inc.*

Robert F. DeLucia                       Managing Director, CII and CIGNA
                                        Investment Advisory Company, Inc.*;
                                        Director, Global Portfolio Strategies,
                                        Inc.*


Mark V. DePucchio                       Managing Director, CII; previously Vice
                                        President, CII.

Michael Q. Doyle                        Managing Director, CII; previously Vice
                                        President, CII.

Lawrence A. Drake                       Managing Director, CII and CIGNA
                                        Investment Advisory Company, Inc.*

Denise T. Duffee                        Managing Director, CII.

John G. Eisele                          Managing Director, CII.

Robert Fair                             Managing Director, CII.

John P. Feeney                          Managing Director, CII.

Thomas R. Foley                         Managing Director, CII; previously Vice
                                        President, CII.

Keith A. Gollenberg                     Managing Director, CII; previously Vice
                                        President, CII.

Maurice A. Gordon                       Managing Director, CII; previously Vice
                                        President, CII.

William J. Grady                        Managing Director, CII.


Debra J. Height                         Managing Director, CII and CIGNA
                                        Investment Advisory Company, Inc.*


David R. Johnson                        Managing Director, CII and CIGNA
                                        Investment Advisory Company, Inc.*

Richard H. Kupchunos                    Managing Director, CII and CIGNA
                                        Investment Advisory Company, Inc.*

James R. Kuzemchak                      Managing Director, CII.

Edward Lewis                            Managing Director, CII.

Timothy J. Lord                         Managing Director, CII; Vice President,
                                        CIGNA Financial Futures, Inc.*

Richard B. McGauley                     Managing Director, CII and CIGNA
                                        Investment Advisory Company, Inc.*

Bret E. Meck                            Managing Director, CII.

Stephen J. Olstein                      Managing Director, CII.

Stephen A. Osborn                       Managing Director, CII.

Alan C. Petersen                        Managing Director, CII; Vice President,
                                        CIGNA High Income Shares.

Anthony J. Pierson                      Managing Director, CII.

Leon Pouncy                             Managing Director, CII.

Donald F. Rieger, Jr.                   Managing Director, CII.

Peter F. Roby                           Managing Director, CII; previously Vice
                                        President, CII.

Frank Sataline, Jr.                     Managing Director, CII; previously Vice
                                        President, CII.

James G. Schelling                      Managing Director, CII.


John A. Shaw                            Managing Director, CII.


Joseph W. Springman                     Managing Director, CII and CIGNA
                                        Investment Advisory Company, Inc.*

Susan S. Sullivan                       Managing Director, CII.

William A. Taylor                       Managing Director, CII.

George Varga                            Managing Director, CII.

Victor J. Visockis, Jr.                 Managing Director, CII; previously Vice
                                        President, CII.


Henry C. Wagner, III                    Managing Director, CII and CIGNA
                                        Investment Advisory Company, Inc.*;
                                        President, CIGNA Financial Futures,
                                        Inc.*; previously Vice President, CII.


Deborah B. Wiacek                       Managing Director, CII; previously Vice
                                        President, CII.

Stephen H. Wilson                       Managing Director, CII.

Victor E. Saliterman                    Senior Vice President, CII.

Jean M. Anderson                        Vice President, CII.

Thomas P. Au                            Vice President, CII.

Andrew Brown                            Vice President, CII.

Timothy C. Burns                        Vice president, CII and Global Portfolio
                                        Strategies, Inc.*

John D. Carey                           Vice President, CII.

David M. Cass                           Vice President, CII.

R. Thomas Clemmenson                    Vice President, CII.


Maryanne P. dePreaux                    Vice President, CII.


Eric C. DiMiceli                        Vice President, CII.

Kim L. DiPietro                         Vice President, CII.

Celia R. Dondes                         Vice President, CII.

Ronald J. Dupont                        Vice President, CII and CIGNA Investment
                                        Advisory Company, Inc.*

Mark W. Everette                        Vice President, CII.

Daniel E. Feder                         Vice President, CII.

Richard L. Fletcher                     Vice President, CII.

Jonathan S. Frankel                     Vice President, CII.

Ivy B. Freedman                         Vice President, CII.

Susan M. Grayson                        Vice President, CII and Global Portfolio
                                        Strategies, Inc.*; previously Director,
                                        Global Portfolio Strategies, Inc.*

Dennis P. Hannigan                      Vice President, CII.

Amy F. Hatfield                         Vice President, CII.

John Hurley                             Vice President, CII.

Chuel D. Hwang                          Vice President, CII.

William H. Jefferis                     Vice president, CII.

Edward B. Johns                         Vice President, CII.

Thomas W. Johnson                       Vice President, CII.

Thomas J. Keene                         Vice President, CII.

Joseph R. Kennedy                       Vice President, CII.

Peter K. Kofoed                         Vice President, CII.

Mark S. Korinek                         Vice President, CII.

James R. Lagasse                        Vice President, CII.

Mary S. Law                             Vice President, CII.

Margaret Y. Leong                       Vice President, CII.

Paul T. Martin                          Vice President, CII.

Daniel McDonough                        Vice President, CII, CIGNA International
                                        Investment Advisors, Ltd.** and Global
                                        Portfolio Strategies, Inc.*

Dean M. Molinaro                        Vice President, CII

Linda L. Morel                          Vice President, CII.

Alpha O. Nicholson, III                 Vice President, CII; Senior Counsel,
                                        CIGNA companies*.

Ann Marie O'Rourke                      Vice President, CII.

Pamela S. Peck                          Vice President, CII.

Elisabeth A. Perenick                   Vice President, CII.

Scott S. Piccone                        Vice President, CII.

Elisabeth Piker                         Vice President, CII.

Thomas J. Podgorski                     Vice President, CII.

Michael J. Riccio                       Vice President, CII.


Timothy F. Roberts                      Vice President and Compliance Officer,
                                        CII; Vice President, International
                                        Finance/Global Compliance, CIGNA
                                        Investment Management, a division of
                                        CIGNA Corporation*; Vice President -
                                        Finance and Compliance Officer, CIGNA
                                        International Investment Advisors,
                                        Ltd.**; Compliance Officer, CIGNA
                                        Investment Advisory Company, Inc.*

Alexander Rybchinsky                    Vice President, CII.

Annette Sanderson                       Vice President, CII.


Kevin W. Schmitt                        Vice President, CII.


John R. Schumann                        Vice President, CII.

Thomas P. Shea, III                     Vice President, CII.

Philip Spak                             Vice President, CII.

Marie E. Swartzwelder                   Vice President, CII and Global Portfolio
                                        Strategies, Inc.*; previously Vice
                                        President, Global Portfolio Strategies,
                                        Inc.*

Carlton C. Taylor                       Vice President, CII.

Patrick H. Thompson                     Vice President, CII.


Ruth D. Van Winkle                      Vice President, CII and CIGNA Investment
                                        Advisory Company, Inc.*


Michael J. Walker                       Vice President, CII.

Carey A. White                          Vice President, CII.

William S. Woodsome                     Vice President, CII.

Alfred A. Bingham III                   Assistant Vice President, CII; Vice
                                        President and Treasurer, the Trusts and
                                        IIS.


Susan L. Cooper                         Secretary, CII, CIGNA Investment
                                        Advisory Company*, CG Trust Company* and
                                        Global Portfolio Strategies, Inc.*

CIGNA International Investment Advisors, Ltd. ("CIIA") serves as investment sub-adviser to CIGNA Variable Products International Stock Fund, a series of shares of Registrant. CIIA is an indirect, wholly-owned subsidiary of CIGNA Corporation and an affiliate of CII. The principal address of CIIA is Park House, 16 Finsbury Circus, London EC2M 7AX, England.


Substantial business and other connections of the Directors and officers of CIIA during the past two fiscal years are listed below:

Names of Officers and Directors         Positions with the Adviser and
   of the Investment Adviser              Other Substantial Business Connections
-------------------------------         ----------------------------------------

Harold W. Albert                        Director, CIIA; Director and Counsel,
                                        CII*; Chief Counsel, CIGNA Investment
                                        Management, a division of CIGNA
                                        Corporation*; Counsel, CIGNA Investment
                                        Advisory Company, Inc.*; Director,
                                        Senior Vice President and Chief Counsel,
                                        CIGNA Investment Group, Inc.*;
                                        Director, Global Portfolio Strategies,
                                        Inc.*

Robert W. Burgess                       Director, CIIA; Director and Senior Vice
                                        President, CII*; Chief Financial
                                        Officer, CIGNA Investment Management,
                                        a division of CIGNA Corporation*;
                                        Director and Senior Vice President,
                                        CIGNA Investment Group, Inc.*; Director,
                                        Global Portfolio Strategies, Inc.*

Richard H. Forde                        Director, President and Senior Managing
                                        Director, CIIA; Senior Managing
                                        Director, CII* and CIGNA Investment
                                        Advisory Company, Inc.*; Vice President,
                                        CIGNA Institutional Funds Group.

Thomas C. Jones                         Director, CIIA and Global Portfolio
                                        Strategies, Inc.*; President and Chief
                                        Investment Officer, CIGNA Investment
                                        Management, a division of CIGNA
                                        Corporation*; President and Director,
                                        CII and CIGNA Investment Group, Inc.*;
                                        President, CIGNA Investment Advisory
                                        Company, Inc.*; Trustee, the Trusts;
                                        Director, IIS.

John Townley                            Director, Member Board of Directors and
                                        Division Head - International Systems,
                                        CIIA; previously Administrative Head -
                                        London Office, CIIA; Resident Director,
                                        CIIA.

Antonio M. Caxide                       Managing Director, CIIA and CII*;
                                        previously Vice President, CIIA and
                                        CII.*

Matthew P. Hutchinson                   Vice President, CIIA.


Daniel McDonough                        Vice President, CIIA and CII.*

Timothy F. Roberts                      Vice President - Finance and Chief
                                        Compliance Officer, CIIA; Vice
                                        President, International Finance/Global
                                        Compliance, CIGNA Investment Management, a division of CIGNA Corporation*; Vice
                                        President and Compliance Officer, CII*;
                                        Compliance Officer, CIGNA Investment
                                        Advisory Company, Inc.*


Flora Kong                              Financial Controller and Compliance
                                        Officer, CIIA.

Joel W. Messing                         Counsel, CIIA; Assistant General
                                        Counsel, CIGNA companies*.


------------------------
 * 900 Cottage Grove Road, Bloomfield, CT
** Park House, 16 Finsbury Circus, London, England

David C. Kopp                           Secretary, CIIA, CIGNA Investment Group,
                                        Inc.*, Global Portfolio Strategies,
                                        Inc.* and CIGNA Financial Services,
                                        Inc.*; Assistant Corporate Secretary,
                                        CIGNA Corporation*; Corporate Secretary,
                                        Connecticut General Life Insurance
                                        Company*; Assistant General Counsel,
                                        CIGNA companies*.


ITEM 27. PRINCIPAL UNDERWRITERS.
-------------------------------


Registrant has no principal underwriter. CIGNA Financial Services, Inc., an indirect, wholly-owned subsidiary of CIGNA Corporation, is the distributor of variable annuity and variable life insurance contracts, the assets of which are invested in part in series of CIGNA Variable Products Group.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.
-----------------------------------------



Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, (15 U.S.C. 80a-30(a)) and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder and records relating to shareholders are maintained by State Street Bank and Trust Company, Boston, Massachusetts. Registrant's corporate records and financial records are maintained c/o CIGNA Investments, Inc., 900 Cottage Grove Road, Bloomfield, CT 06002.

ITEM 29. MANAGEMENT SERVICES.
----------------------------


Not Applicable


ITEM 30. UNDERTAKINGS.
---------------------

Not Applicable.





















______________________
 * 900 Cottage Grove Road, Bloomfield, CT

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant, CIGNA Variable Products Group has duly caused this Amendment No. 17 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bloomfield, and State of Connecticut on the 12th day of February, 1999.


                                  CIGNA VARIABLE PRODUCTS GROUP


                                  Richard H. Forde
                                  President



                                  By: /s/  Jeffrey S. Winer
                                     _____________________________________
                                        Jeffrey S. Winer
                                        Attorney-in-Fact


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


      Signature                  Title                                 Date
      ---------                  -----                                 ----


Richard H. Forde                 President                    February 12, 1999.
                                 (principal executive
                                 officer
By:  /s/ Jeffrey S. Winer
   ____________________________
      Jeffrey S. Winer
      Attorney-in-Fact


    /s/ Alfred A. Bingham III     Treasurer                   February 12, 1999.
   ____________________________   (principal
      Alfred A. Bingham III       financial officer
                                  and principal
                                  accounting officer)

     This Amendment No. 17 to the Registration Statement has also been signed below by Jeffrey S. Winer, Attorney-in-Fact, on behalf of the following Trustees on the date indicated, such Trustees being all of the Trustees currently holding the office of Trustee of Registrant.

        Hugh R. Beath             Thomas C. Jones
        Russell H. Jones          Paul J. McDonald




By:  /s/ Jeffrey S. Winer                                     February 12, 1999.
   ____________________________
       Jeffrey S. Winer

                        SECURITIES ACT FILE NO. 33-20333
                    INVESTMENT COMPANY ACT FILE NO. 811-5489

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A









                                                                          _
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  | |
                                                                          -
                                                                          _
   Pre-Effective Amendment                                               | |
                                                                          -
                                                                          _
   Post-Effective Amendment No. 17                                       |X|
                                                                          -


                                   and


                                                                          _
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          | |
                                                                          -
                                                                          _
   Amendment No. 17                                                      |X|
                                                                          -








                          CIGNA VARIABLE PRODUCTS GROUP
               (Exact Name of Registrant as Specified in Charter)


                100 FRONT STREET, SUITE 300, WORCESTER, MA 01601
                     (Address of Principal Executive Office)



                                    EXHIBITS

                                  EXHIBIT INDEX


a. The Second Amended and Restated Master Trust Agreement of Registrant dated July 28, 1998.

g. The Custodian Contract dated as of April 15, 1988 between CIGNA Variable Products Group and State Street Bank and Trust Company.

g. (i) The Custodian Fee Schedule Effective January 1, 1999 relative to the Custodian Contract hereinbefore filed as Exhibit g.

h. (vi) Amendment No. 1 to the Participation Agreement dated as of December 1, 1998 among CIGNA Variable Products Group, CIGNA Financial Services, Inc. and Connecticut General Life Insurance Company.

h. (viii)    Powers of Attorney.